UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07820

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	12-31-2012

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

Equity Income Fund

December 31, 2012

Equity Income - Schedule of Investments
DECEMBER 31, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

COMMON STOCKS — 69.1%

AEROSPACE AND DEFENSE — 0.9%
Raytheon Co.	677,372	38,989,532
Rockwell Collins, Inc.	790,056	45,957,558

		84,947,090

AIR FREIGHT AND LOGISTICS — 1.5%
United Parcel Service, Inc., Class B	1,999,495	147,422,766

AUTOMOBILES — 0.6%
Honda Motor Co., Ltd.	1,699,900	62,655,616

BEVERAGES — 0.5%
Dr Pepper Snapple Group, Inc.	998,371	44,108,031

CAPITAL MARKETS — 2.3%
Goldman Sachs Group, Inc. (The)	199,381	25,433,041
Northern Trust Corp.	3,999,383	200,609,051

		226,042,092

CHEMICALS — 1.3%
Air Products & Chemicals, Inc.	653,772	54,929,923
E.I. du Pont de Nemours & Co.	1,498,242	67,375,943

		122,305,866

COMMERCIAL BANKS — 3.4%
Comerica, Inc.	1,399,762	42,468,779
Commerce Bancshares, Inc.	2,378,455	83,388,633
KeyCorp	6,997,100	58,915,582
PNC Financial Services Group, Inc.	1,998,936	116,557,958
SunTrust Banks, Inc.	997,777	28,286,978

		329,617,930

COMMERCIAL SERVICES AND SUPPLIES — 3.8%
ADT Corp. (The)	962,541	44,748,531
Republic Services, Inc.	3,278,574	96,160,575
Tyco International Ltd.	4,999,982	146,249,474
Waste Management, Inc.	2,389,438	80,619,638

		367,778,218

COMMUNICATIONS EQUIPMENT — 1.1%
Cisco Systems, Inc.	5,409,800	106,302,570

COMPUTERS AND PERIPHERALS†
Diebold, Inc.	56,724	1,736,322

DISTRIBUTORS — 0.4%
Genuine Parts Co.	598,909	38,078,634

DIVERSIFIED FINANCIAL SERVICES — 2.3%
JPMorgan Chase & Co.	4,999,067	219,808,976

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.3%
AT&T, Inc.	6,997,646	235,890,647
CenturyLink, Inc.	1,994,555	78,026,991

		313,917,638

ELECTRIC UTILITIES — 0.6%
NV Energy, Inc.	2,999,100	54,403,674

ELECTRICAL EQUIPMENT — 0.4%
ABB Ltd.	1,998,578	41,498,284

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.7%
Molex, Inc., Class A	2,899,258	64,711,439

FOOD AND STAPLES RETAILING — 1.5%
SYSCO Corp.	1,998,748	63,280,362
Wal-Mart Stores, Inc.	1,198,178	81,751,685

		145,032,047

FOOD PRODUCTS — 1.2%
Kraft Foods Group, Inc.	2,491,300	113,279,411

GAS UTILITIES — 3.7%
AGL Resources, Inc.	3,998,867	159,834,714
Piedmont Natural Gas Co., Inc.	2,876,053	90,049,220
WGL Holdings, Inc.(1)	2,580,517	101,130,461

		351,014,395

HEALTH CARE EQUIPMENT AND SUPPLIES — 0.7%
Becton, Dickinson and Co.	897,500	70,175,525

HOTELS, RESTAURANTS AND LEISURE — 0.1%
Carnival Corp.	369,500	13,586,515

HOUSEHOLD PRODUCTS — 4.1%
Clorox Co.	160,046	11,718,568
Procter & Gamble Co. (The)	5,679,390	385,573,787

		397,292,355

INDUSTRIAL CONGLOMERATES — 0.6%
General Electric Co.	1,196,300	25,110,337
Koninklijke Philips Electronics NV	399,280	10,712,004
Siemens AG	176,100	19,140,241

		54,962,582

INSURANCE — 4.6%
Allstate Corp. (The)	1,796,152	72,151,426
Chubb Corp. (The)	2,240,435	168,749,564
Marsh & McLennan Cos., Inc.	5,889,780	203,020,717

		443,921,707

LEISURE EQUIPMENT AND PRODUCTS — 0.3%
Hasbro, Inc.	679,586	24,397,137

MEDIA — 0.3%
Omnicom Group, Inc.	489,323	24,446,577

METALS AND MINING — 0.5%
Newmont Mining Corp.	1,034,500	48,042,180

MULTI-UTILITIES — 2.9%
Consolidated Edison, Inc.	2,199,778	122,175,670
PG&E Corp.	3,803,210	152,812,978

		274,988,648

OIL, GAS AND CONSUMABLE FUELS — 10.9%
Chevron Corp.	1,689,992	182,755,735
El Paso Pipeline Partners LP	2,489,442	92,034,671
EQT Corp.	769,878	45,407,404
Exxon Mobil Corp.	3,979,882	344,458,787
Occidental Petroleum Corp.	799,700	61,265,017
Royal Dutch Shell plc, Class A	5,055,105	173,805,289
Spectra Energy Partners LP	1,799,480	56,197,760
Total S.A.	1,189,125	61,546,186
Williams Cos., Inc. (The)	998,301	32,684,375

		1,050,155,224

PHARMACEUTICALS — 9.3%
Bristol-Myers Squibb Co.	999,629	32,577,909
Eli Lilly & Co.	999,588	49,299,680
Johnson & Johnson	6,725,580	471,463,158
Merck & Co., Inc.	3,998,531	163,699,859
Pfizer, Inc.	6,999,779	175,554,458

		892,595,064

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.6%
American Tower Corp.	268,200	20,723,814
Rayonier, Inc.	688,986	35,710,144

		56,433,958

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 1.2%
Applied Materials, Inc.	5,998,102	68,618,287
Intel Corp.	2,197,600	45,336,488

		113,954,775

SOFTWARE — 0.4%
Microsoft Corp.	1,499,214	40,073,990

THRIFTS AND MORTGAGE FINANCE — 1.5%
Capitol Federal Financial, Inc.(1)	9,642,459	112,720,346
People's United Financial, Inc.	2,289,706	27,682,545

		140,402,891

WIRELESS TELECOMMUNICATION SERVICES — 1.6%
Vodafone Group plc	31,097,776	78,206,744
Vodafone Group plc ADR	2,998,000	75,519,620

		153,726,364

TOTAL COMMON STOCKS (Cost $5,791,375,686)		6,633,816,491

CONVERTIBLE BONDS — 15.7%

AEROSPACE AND DEFENSE — 1.1%
L-3 Communications Holdings, Inc., 3.00%, 8/1/35	76,624,000	77,964,920
Morgan Stanley, (convertible into General Dynamics Corp.), 4.05%, 6/7/13(2)(3)	379,200	25,561,872

		103,526,792

CAPITAL MARKETS — 0.7%
Janus Capital Group, Inc., 3.25%, 7/15/14	58,542,000	61,103,213

HEALTH CARE EQUIPMENT AND SUPPLIES — 2.1%
Hologic, Inc., 2.00%, 12/15/13(4)	196,276,000	196,644,017

Medtronic, Inc., 1.625%, 4/15/13	8,362,000	8,398,584

		205,042,601

HEALTH CARE PROVIDERS AND SERVICES — 4.2%
LifePoint Hospitals, Inc., 3.25%, 8/15/25	162,395,000	163,409,969
LifePoint Hospitals, Inc., 3.50%, 5/15/14	161,958,000	167,322,858
WellPoint, Inc., 2.75%, 10/15/42(3)	69,998,000	75,641,589

		406,374,416

HOTELS, RESTAURANTS AND LEISURE — 1.7%
International Game Technology, 3.25%, 5/1/14	151,415,000	158,701,847

LIFE SCIENCES TOOLS AND SERVICES — 0.2%
UBS AG, (convertible into Agilent Technologies), 5.17%, 7/1/13(2)(3)	550,000	22,445,500

MEDIA — 1.9%
tw telecom, inc., 2.375%, 4/1/26	132,772,000	182,312,552

REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.5%
Host Hotels & Resorts LP, 3.25%, 4/15/24(3)	127,724,000	146,403,635

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.3%
Intel Corp., 2.95%, 12/15/35	112,895,000	117,622,478
Microchip Technology, Inc., 2.125%, 12/15/37	79,504,000	100,771,320

		218,393,798

TOTAL CONVERTIBLE BONDS (Cost $1,483,282,640)		1,504,304,354

CONVERTIBLE PREFERRED STOCKS — 10.1%

COMMERCIAL BANKS — 5.1%
Wells Fargo & Co., 7.50%	396,399	485,588,775

DIVERSIFIED FINANCIAL SERVICES — 0.4%
Bank of America Corp., 7.25%	32,756	37,178,060

INSURANCE — 0.6%
MetLife, Inc., 5.00%, 9/4/13	1,279,861	56,915,419

MACHINERY — 2.4%
Stanley Black & Decker, Inc., 4.75%, 11/17/15	1,935,385	233,639,677

OIL, GAS AND CONSUMABLE FUELS — 0.9%
Apache Corp., 6.00%, 8/1/13	2,006,813	91,711,354

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.7%
Health Care REIT, Inc., 6.50%	1,199,993	68,627,600

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $911,358,417)		973,660,885

EXCHANGE-TRADED FUNDS — 2.1%

iShares Russell 1000 Value Index Fund (Cost $196,215,969)	2,799,797	203,881,217

PREFERRED STOCKS — 1.3%

COMMERCIAL BANKS — 0.2%
US Bancorp, 6.00%	777,684	21,572,954

DIVERSIFIED FINANCIAL SERVICES — 1.1%
General Electric Capital Corp., 6.25%	97,100,000	106,198,367

TOTAL PREFERRED STOCKS (Cost $121,343,249)		127,771,321

CORPORATE BONDS — 0.4%

DIVERSIFIED FINANCIAL SERVICES — 0.4%
Citigroup, Inc., VRN, 5.95%, 1/30/23 (Cost $41,961,319)	40,977,000	41,540,434

TEMPORARY CASH INVESTMENTS — 1.6%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.625% - 0.875%, 2/28/17 - 8/31/17, valued at $81,213,161), in a joint trading account at 0.12%, dated 12/31/12, due 1/2/13 (Delivery value $79,593,230)		79,592,699
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.75%, 8/15/41, valued at $40,635,656), in a joint trading account at 0.15%, dated 12/31/12, due 1/2/13 (Delivery value $39,796,682)		39,796,350
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $13,522,564), in a joint trading account at 0.12%, dated 12/31/12, due 1/2/13 (Delivery value $13,265,538)		13,265,450
SSgA U.S. Government Money Market Fund	17,299,993	17,299,993

TOTAL TEMPORARY CASH INVESTMENTS (Cost $149,954,492)		149,954,492

TOTAL INVESTMENT SECURITIES — 100.3% (Cost $8,695,491,772)		9,634,929,194

OTHER ASSETS AND LIABILITIES — (0.3)%		(29,197,898)

TOTAL NET ASSETS — 100.0%		$9,605,731,296

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Buy		Counterparty	Settlement Date	Value ($)	Unrealized Gain (Loss) ($)

107,093,700	JPY for USD	Credit Suisse AG	1/31/13	1,236,393	(30,313)

(Value on Settlement Date $1,266,706)

Contracts to Sell		Counterparty	Settlement Date	Value ($)	Unrealized Gain (Loss) ($)

30,330,420	CHF for USD	Credit Suisse AG	1/31/13	33,179,009	(31,009)
160,214,862	EUR for USD	UBS AG	1/31/13	211,526,199	(179,566)
76,401,532	GBP for USD	Credit Suisse AG	1/31/13	124,101,104	(222,895)
4,696,823,700	JPY for USD	Credit Suisse AG	1/31/13	54,224,662	1,706,552
168,290,100	JPY for USD	Credit Suisse AG	1/31/13	1,942,903	12,974
				424,973,877	1,286,056

(Value on Settlement Date $426,259,933)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.
(1)
Affiliated Company: the fund’s holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.

(2)	Equity-linked debt security. The aggregated value of these securities at the period end was $48,007,372, which represented 0.5% of total net assets.
(3)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $270,052,596, which represented 2.8% of total net assets.

(4)
Step-coupon security. These securities are issued with a zero coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Interest reset or final maturity date is indicated, as applicable.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)

Investment Securities
Domestic Common Stocks	6,110,732,507	—	—
Foreign Common Stocks	75,519,620	447,564,364	—
Convertible Bonds	—	1,504,304,354	—
Convertible Preferred Stocks	—	973,660,885	—
Exchange-Traded Funds	203,881,217	—	—
Preferred Stocks	—	127,771,321	—
Corporate Bonds	—	41,540,434	—
Temporary Cash Investments	17,299,993	132,654,499	—

Total Value of Investment Securities	6,407,433,337	3,227,495,857	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	1,255,743	—

3. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the nine months ended December 31, 2012 follows:

	March 31, 2012					December 31, 2012
Company	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Dividend Income	Share Balance	Market Value

Capitol Federal Financial, Inc.	8,798,659	$10,026,971	$129,658	$(11,273)	$8,851,268	9,642,459	$112,720,346
WGL Holdings, Inc.	2,568,917	462,901	-	-	3,088,220	2,580,517	101,130,461
		$10,489,872	$129,658	$(11,273)	$11,939,488		$213,850,807

4. Federal Tax Information

As of December 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$8,871,266,500
Gross tax appreciation of investments	$851,998,441
Gross tax depreciation of investments	(88,335,747)
Net tax appreciation (depreciation) of investments	$763,662,694

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Equity Index Fund

December 31, 2012

Equity Index - Schedule of Investments
DECEMBER 31, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

COMMON STOCKS — 95.4%

AEROSPACE AND DEFENSE — 2.3%
Boeing Co. (The)	11,046	832,427
General Dynamics Corp.	5,425	375,790
Honeywell International, Inc.	12,755	809,560
L-3 Communications Holdings, Inc.	1,533	117,458
Lockheed Martin Corp.	4,375	403,769
Northrop Grumman Corp.	3,997	270,117
Precision Castparts Corp.	2,370	448,925
Raytheon Co.	5,379	309,615
Rockwell Collins, Inc.	2,276	132,395
Textron, Inc.	4,482	111,109
United Technologies Corp.	13,730	1,125,997

		4,937,162

AIR FREIGHT AND LOGISTICS — 0.7%
CH Robinson Worldwide, Inc.	2,629	166,205
Expeditors International of Washington, Inc.	3,410	134,866
FedEx Corp.	4,760	436,587
United Parcel Service, Inc., Class B	11,641	858,291

		1,595,949

AIRLINES — 0.1%
Southwest Airlines Co.	12,211	125,041

AUTO COMPONENTS — 0.3%
BorgWarner, Inc.(1)	1,913	137,009
Delphi Automotive plc(1)	4,805	183,791
Goodyear Tire & Rubber Co. (The)(1)	3,804	52,533
Johnson Controls, Inc.	11,149	342,275

		715,608

AUTOMOBILES — 0.4%
Ford Motor Co.	62,086	804,014
Harley-Davidson, Inc.	3,694	180,415

		984,429

BEVERAGES — 2.3%
Beam, Inc.	2,560	156,390
Brown-Forman Corp., Class B	2,400	151,800
Coca-Cola Co. (The)	62,798	2,276,427
Coca-Cola Enterprises, Inc.	4,413	140,024
Constellation Brands, Inc., Class A(1)	2,525	89,360
Dr Pepper Snapple Group, Inc.	3,390	149,770
Molson Coors Brewing Co., Class B	2,592	110,912
Monster Beverage Corp.(1)	2,386	126,172
PepsiCo, Inc.	25,146	1,720,741

		4,921,596

BIOTECHNOLOGY — 1.6%
Alexion Pharmaceuticals, Inc.(1)	3,171	297,472
Amgen, Inc.	12,490	1,078,137

Biogen Idec, Inc.(1)	3,856	565,560
Celgene Corp.(1)	6,895	542,774
Gilead Sciences, Inc.(1)	12,332	905,785

		3,389,728

BUILDING PRODUCTS†
Masco Corp.	5,804	96,695

CAPITAL MARKETS — 1.9%
Ameriprise Financial, Inc.	3,311	207,368
Bank of New York Mellon Corp. (The)	18,966	487,426
BlackRock, Inc.	2,032	420,035
Charles Schwab Corp. (The)	17,759	255,019
E*Trade Financial Corp.(1)	3,868	34,619
Franklin Resources, Inc.	2,230	280,311
Goldman Sachs Group, Inc. (The)	7,183	916,263
Invesco Ltd.	7,133	186,100
Legg Mason, Inc.	1,828	47,016
Morgan Stanley	22,481	429,837
Northern Trust Corp.	4,243	212,829
State Street Corp.	7,533	354,126
T. Rowe Price Group, Inc.	4,102	267,163

		4,098,112

CHEMICALS — 2.4%
Air Products & Chemicals, Inc.	3,471	291,633
Airgas, Inc.	1,100	100,419
CF Industries Holdings, Inc.	1,019	207,020
Dow Chemical Co. (The)	19,539	631,501
E.I. du Pont de Nemours & Co.	15,189	683,049
Eastman Chemical Co.	2,440	166,042
Ecolab, Inc.	4,294	308,739
FMC Corp.	2,324	136,000
International Flavors & Fragrances, Inc.	1,325	88,166
LyondellBasell Industries NV, Class A	6,183	352,987
Monsanto Co.	8,703	823,739
Mosaic Co. (The)	4,513	255,571
PPG Industries, Inc.	2,496	337,834
Praxair, Inc.	4,837	529,410
Sherwin-Williams Co. (The)	1,394	214,425
Sigma-Aldrich Corp.	1,960	144,217

		5,270,752

COMMERCIAL BANKS — 2.7%
BB&T Corp.	11,388	331,505
Comerica, Inc.	3,005	91,172
Fifth Third Bancorp	14,569	221,303
First Horizon National Corp.	3,886	38,510
Huntington Bancshares, Inc.	14,069	89,901
KeyCorp	15,247	128,380
M&T Bank Corp.	2,021	199,008
PNC Financial Services Group, Inc.	8,610	502,049
Regions Financial Corp.	22,569	160,691
SunTrust Banks, Inc.	8,744	247,892
U.S. Bancorp	30,584	976,853

Wells Fargo & Co.	79,677	2,723,360
Zions BanCorp.	3,186	68,180

		5,778,804

COMMERCIAL SERVICES AND SUPPLIES — 0.5%
ADT Corp. (The)	3,794	176,383
Avery Dennison Corp.	1,520	53,078
Cintas Corp.	1,752	71,657
Iron Mountain, Inc.	2,672	82,966
Pitney Bowes, Inc.	3,376	35,921
Republic Services, Inc.	4,874	142,954
Stericycle, Inc.(1)	1,434	133,749
Tyco International Ltd.	7,467	218,410
Waste Management, Inc.	7,105	239,723

		1,154,841

COMMUNICATIONS EQUIPMENT — 1.9%
Cisco Systems, Inc.	86,431	1,698,369
F5 Networks, Inc.(1)	1,291	125,421
Harris Corp.	1,865	91,310
JDS Uniphase Corp.(1)	3,719	50,355
Juniper Networks, Inc.(1)	8,410	165,425
Motorola Solutions, Inc.	4,516	251,451
QUALCOMM, Inc.	27,750	1,721,055

		4,103,386

COMPUTERS AND PERIPHERALS — 4.8%
Apple, Inc.	15,311	8,161,222
Dell, Inc.	23,777	240,861
EMC Corp.(1)	34,287	867,461
Hewlett-Packard Co.	32,015	456,214
NetApp, Inc.(1)	5,834	195,731
SanDisk Corp.(1)	3,936	171,452
Seagate Technology plc	5,579	170,048
Western Digital Corp.	3,613	153,516

		10,416,505

CONSTRUCTION AND ENGINEERING — 0.2%
Fluor Corp.	2,722	159,890
Jacobs Engineering Group, Inc.(1)	2,153	91,653
Quanta Services, Inc.(1)	3,536	96,498

		348,041

CONSTRUCTION MATERIALS†
Vulcan Materials Co.	2,025	105,401

CONSUMER FINANCE — 0.9%
American Express Co.	15,821	909,391
Capital One Financial Corp.	9,463	548,192
Discover Financial Services	8,215	316,688
SLM Corp.	7,755	132,843

		1,907,114

CONTAINERS AND PACKAGING — 0.1%
Ball Corp.	2,513	112,457
Bemis Co., Inc.	1,668	55,811

Owens-Illinois, Inc.(1)	2,640	56,153
Sealed Air Corp.	2,885	50,516

		274,937

DISTRIBUTORS — 0.1%
Genuine Parts Co.	2,585	164,354

DIVERSIFIED CONSUMER SERVICES — 0.1%
Apollo Group, Inc., Class A(1)	1,468	30,711
H&R Block, Inc.	4,534	84,196

		114,907

DIVERSIFIED FINANCIAL SERVICES — 3.5%
Bank of America Corp.	175,364	2,034,222
Citigroup, Inc.	47,720	1,887,803
CME Group, Inc.	4,974	252,232
IntercontinentalExchange, Inc.(1)	1,171	144,981
JPMorgan Chase & Co.	61,826	2,718,489
Leucadia National Corp.	3,229	76,818
McGraw-Hill Cos., Inc. (The)	4,512	246,671
Moody's Corp.	3,228	162,433
NASDAQ OMX Group, Inc. (The)	2,073	51,846
NYSE Euronext	3,942	124,331

		7,699,826

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.6%
AT&T, Inc.	92,467	3,117,062
CenturyLink, Inc.	10,157	397,342
Frontier Communications Corp.	16,113	68,964
Verizon Communications, Inc.	46,465	2,010,540
Windstream Corp.	9,546	79,041

		5,672,949

ELECTRIC UTILITIES — 1.9%
American Electric Power Co., Inc.	7,873	336,020
Duke Energy Corp.	11,456	730,893
Edison International	5,293	239,191
Entergy Corp.	2,899	184,811
Exelon Corp.	13,936	414,457
FirstEnergy Corp.	6,812	284,469
NextEra Energy, Inc.	6,866	475,058
Northeast Utilities	5,078	198,448
Pepco Holdings, Inc.	3,486	68,360
Pinnacle West Capital Corp.	1,870	95,333
PPL Corp.	9,444	270,382
Southern Co.	14,212	608,416
Xcel Energy, Inc.	7,871	210,234

		4,116,072

ELECTRICAL EQUIPMENT — 0.6%
Eaton Corp. plc	7,524	407,801
Emerson Electric Co.	11,790	624,398
Rockwell Automation, Inc.	2,270	190,657
Roper Industries, Inc.	1,603	178,703

		1,401,559

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.4%
Amphenol Corp. Class A	2,609	168,802
Corning, Inc.	24,093	304,054
FLIR Systems, Inc.	2,305	51,425
Jabil Circuit, Inc.	3,067	59,162
Molex, Inc.	2,102	57,448
TE Connectivity Ltd.	6,803	252,527

		893,418

ENERGY EQUIPMENT AND SERVICES — 1.8%
Baker Hughes, Inc.	7,172	292,904
Cameron International Corp.(1)	4,025	227,251
Diamond Offshore Drilling, Inc.	1,100	74,756
Ensco plc Class A	3,782	224,197
FMC Technologies, Inc.(1)	3,814	163,354
Halliburton Co.	15,124	524,652
Helmerich & Payne, Inc.	1,694	94,881
Nabors Industries Ltd.(1)	4,904	70,863
National Oilwell Varco, Inc.	6,963	475,921
Noble Corp.	4,125	143,633
Rowan Cos. plc(1)	2,009	62,821
Schlumberger Ltd.	21,624	1,498,327

		3,853,560

FOOD AND STAPLES RETAILING — 2.2%
Costco Wholesale Corp.	7,039	695,242
CVS Caremark Corp.	20,273	980,199
Kroger Co. (The)	8,304	216,070
Safeway, Inc.	4,046	73,192
SYSCO Corp.	9,548	302,290
Wal-Mart Stores, Inc.	27,223	1,857,425
Walgreen Co.	13,979	517,363
Whole Foods Market, Inc.	2,814	257,003

		4,898,784

FOOD PRODUCTS — 1.7%
Archer-Daniels-Midland Co.	10,731	293,922
Campbell Soup Co.	2,988	104,251
ConAgra Foods, Inc.	6,577	194,022
Dean Foods Co.(1)	2,955	48,787
General Mills, Inc.	10,471	423,133
H.J. Heinz Co.	5,195	299,648
Hershey Co. (The)	2,407	173,834
Hormel Foods Corp.	2,176	67,913
J.M. Smucker Co. (The)	1,764	152,127
Kellogg Co.	3,993	223,009
Kraft Foods Group, Inc.	9,653	438,922
McCormick & Co., Inc.	2,202	139,893
Mead Johnson Nutrition Co.	3,307	217,898
Mondelez International, Inc. Class A	28,922	736,643
Tyson Foods, Inc., Class A	4,683	90,850

		3,604,852

GAS UTILITIES — 0.1%
AGL Resources, Inc.	2,034	81,299
ONEOK, Inc.	3,406	145,606

		226,905

HEALTH CARE EQUIPMENT AND SUPPLIES — 2.5%
Abbott Laboratories	25,727	1,685,119
Baxter International, Inc.	8,943	596,140
Becton, Dickinson and Co.	3,196	249,895
Boston Scientific Corp.(1)	22,467	128,736
C.R. Bard, Inc.	1,286	125,694
CareFusion Corp.(1)	3,557	101,659
Covidien plc	7,711	445,233
DENTSPLY International, Inc.	2,325	92,093
Edwards Lifesciences Corp.(1)	1,878	169,339
Intuitive Surgical, Inc.(1)	648	317,760
Medtronic, Inc.	16,490	676,420
St. Jude Medical, Inc.	4,989	180,302
Stryker Corp.	4,690	257,106
Varian Medical Systems, Inc.(1)	1,808	126,994
Zimmer Holdings, Inc.	2,802	186,781

		5,339,271

HEALTH CARE PROVIDERS AND SERVICES — 1.8%
Aetna, Inc.	5,432	251,502
AmerisourceBergen Corp.	3,817	164,818
Cardinal Health, Inc.	5,514	227,067
CIGNA Corp.	4,604	246,130
Coventry Health Care, Inc.	2,246	100,688
DaVita HealthCare Partners, Inc.(1)	1,410	155,847
Express Scripts Holding Co.(1)	13,288	717,552
Humana, Inc.	2,643	181,389
Laboratory Corp. of America Holdings(1)	1,505	130,363
McKesson Corp.	3,838	372,132
Patterson Cos., Inc.	1,330	45,526
Quest Diagnostics, Inc.	2,587	150,745
Tenet Healthcare Corp.(1)	1,642	53,316
UnitedHealth Group, Inc.	16,629	901,957
WellPoint, Inc.	4,945	301,249

		4,000,281

HEALTH CARE TECHNOLOGY — 0.1%
Cerner Corp.(1)	2,310	179,348

HOTELS, RESTAURANTS AND LEISURE — 1.7%
Carnival Corp.	7,289	268,016
Chipotle Mexican Grill, Inc.(1)	513	152,597
Darden Restaurants, Inc.	1,996	89,960
International Game Technology	4,358	61,753
Marriott International, Inc. Class A	3,926	146,322
McDonald's Corp.	16,340	1,441,351
Starbucks Corp.	12,106	649,124
Starwood Hotels & Resorts Worldwide, Inc.	3,200	183,552
Wyndham Worldwide Corp.	2,300	122,383
Wynn Resorts Ltd.	1,308	147,137

Yum! Brands, Inc.	7,362	488,837

		3,751,032

HOUSEHOLD DURABLES — 0.3%
D.R. Horton, Inc.	4,491	88,832
Garmin Ltd.	1,735	70,823
Harman International Industries, Inc.	1,048	46,783
Leggett & Platt, Inc.	2,302	62,660
Lennar Corp., Class A	2,682	103,713
Newell Rubbermaid, Inc.	4,889	108,878
PulteGroup, Inc.(1)	5,563	101,024
Whirlpool Corp.	1,254	127,594

		710,307

HOUSEHOLD PRODUCTS — 2.1%
Clorox Co.	2,113	154,714
Colgate-Palmolive Co.	7,219	754,674
Kimberly-Clark Corp.	6,352	536,300
Procter & Gamble Co. (The)	44,506	3,021,512

		4,467,200

INDEPENDENT POWER PRODUCERS AND ENERGY TRADERS — 0.1%
AES Corp. (The)	9,968	106,658
NRG Energy, Inc.	5,381	123,709

		230,367

INDUSTRIAL CONGLOMERATES — 2.3%
3M Co.	10,370	962,854
Danaher Corp.	9,479	529,876
General Electric Co.	170,718	3,583,371

		5,076,101

INSURANCE — 3.8%
ACE Ltd.	5,527	441,055
Aflac, Inc.	7,640	405,837
Allstate Corp. (The)	7,839	314,893
American International Group, Inc.(1)	24,044	848,753
Aon plc	5,177	287,841
Assurant, Inc.	1,261	43,757
Berkshire Hathaway, Inc., Class B(1)	29,677	2,662,027
Chubb Corp. (The)	4,260	320,863
Cincinnati Financial Corp.	2,433	95,276
Genworth Financial, Inc., Class A(1)	8,026	60,275
Hartford Financial Services Group, Inc.	6,952	156,003
Lincoln National Corp.	4,291	111,137
Loews Corp.	5,069	206,562
Marsh & McLennan Cos., Inc.	8,842	304,784
MetLife, Inc.	17,791	586,036
Principal Financial Group, Inc.	4,508	128,568
Progressive Corp. (The)	9,054	191,039
Prudential Financial, Inc.	7,567	403,548
Torchmark Corp.	1,629	84,170
Travelers Cos., Inc. (The)	6,201	445,356
Unum Group	4,542	94,564

XL Group plc	4,699	117,757

		8,310,101

INTERNET AND CATALOG RETAIL — 1.0%
Amazon.com, Inc.(1)	5,903	1,482,479
Expedia, Inc.	1,519	93,343
Netflix, Inc.(1)	852	79,049
priceline.com, Inc.(1)	812	504,414
TripAdvisor, Inc.(1)	1,801	75,570

		2,234,855

INTERNET SOFTWARE AND SERVICES — 2.1%
Akamai Technologies, Inc.(1)	2,993	122,444
eBay, Inc.(1)	18,959	967,288
Google, Inc., Class A(1)	4,332	3,072,991
VeriSign, Inc.(1)	2,402	93,246
Yahoo!, Inc.(1)	16,927	336,847

		4,592,816

IT SERVICES — 3.7%
Accenture plc, Class A	10,395	691,267
Automatic Data Processing, Inc.	7,892	449,923
Cognizant Technology Solutions Corp., Class A(1)	4,884	361,660
Computer Sciences Corp.	2,532	101,407
Fidelity National Information Services, Inc.	4,097	142,617
Fiserv, Inc.(1)	2,214	174,972
International Business Machines Corp.	17,286	3,311,133
MasterCard, Inc., Class A	1,739	854,336
Paychex, Inc.	5,434	169,215
SAIC, Inc.	4,492	50,849
Teradata Corp.(1)	2,809	173,849
Total System Services, Inc.	2,483	53,186
Visa, Inc., Class A	8,483	1,285,853
Western Union Co. (The)	9,437	128,438

		7,948,705

LEISURE EQUIPMENT AND PRODUCTS — 0.1%
Hasbro, Inc.	1,812	65,051
Mattel, Inc.	5,604	205,218

		270,269

LIFE SCIENCES TOOLS AND SERVICES — 0.4%
Agilent Technologies, Inc.	5,695	233,153
Life Technologies Corp.(1)	2,715	133,252
PerkinElmer, Inc.	1,784	56,624
Thermo Fisher Scientific, Inc.	5,883	375,218
Waters Corp.(1)	1,420	123,711

		921,958

MACHINERY — 1.8%
Caterpillar, Inc.	10,662	955,102
Cummins, Inc.	2,883	312,373
Deere & Co.	6,380	551,360
Dover Corp.	2,864	188,193
Flowserve Corp.	784	115,091

Illinois Tool Works, Inc.	6,961	423,298
Ingersoll-Rand plc	4,515	216,539
Joy Global, Inc.	1,687	107,597
PACCAR, Inc.	5,764	260,591
Pall Corp.	1,817	109,492
Parker-Hannifin Corp.	2,484	211,289
Pentair Ltd.	3,435	168,830
Snap-On, Inc.	941	74,330
Stanley Black & Decker, Inc.	2,752	203,566
Xylem, Inc.	2,945	79,810

		3,977,461

MEDIA — 3.3%
Cablevision Systems Corp., Class A	3,745	55,950
CBS Corp., Class B	9,627	366,307
Comcast Corp., Class A	43,237	1,616,199
DIRECTV(1)	9,832	493,173
Discovery Communications, Inc. Class A(1)	3,887	246,747
Gannett Co., Inc.	3,570	64,296
Interpublic Group of Cos., Inc. (The)	7,342	80,909
News Corp. Class A	32,836	838,631
Omnicom Group, Inc.	4,293	214,478
Scripps Networks Interactive, Inc. Class A	1,472	85,258
Time Warner Cable, Inc.	4,905	476,717
Time Warner, Inc.	15,406	736,869
Viacom, Inc., Class B	7,521	396,658
Walt Disney Co. (The)	28,838	1,435,844
Washington Post Co. (The), Class B	70	25,565

		7,133,601

METALS AND MINING — 0.7%
Alcoa, Inc.	17,597	152,742
Allegheny Technologies, Inc.	1,726	52,401
Cliffs Natural Resources, Inc.	2,442	94,164
Freeport-McMoRan Copper & Gold, Inc.	15,464	528,869
Newmont Mining Corp.	8,092	375,792
Nucor Corp.	5,090	219,786
Titanium Metals Corp.	1,223	20,192
United States Steel Corp.	2,321	55,402

		1,499,348

MULTI-UTILITIES — 1.2%
Ameren Corp.	4,065	124,877
CenterPoint Energy, Inc.	6,872	132,286
CMS Energy Corp.	4,336	105,712
Consolidated Edison, Inc.	4,722	262,260
Dominion Resources, Inc.	9,315	482,517
DTE Energy Co.	2,868	172,223
Integrys Energy Group, Inc.	1,311	68,460
NiSource, Inc.	4,987	124,126
PG&E Corp.	6,994	281,019
Public Service Enterprise Group, Inc.	8,221	251,563
SCANA Corp.	2,083	95,068
Sempra Energy	3,631	257,583

TECO Energy, Inc.	3,606	60,437
Wisconsin Energy Corp.	3,696	136,198

		2,554,329

MULTILINE RETAIL — 0.8%
Big Lots, Inc.(1)	985	28,033
Dollar General Corp.(1)	4,235	186,721
Dollar Tree, Inc.(1)	3,710	150,478
Family Dollar Stores, Inc.	1,489	94,417
J.C. Penney Co., Inc.	2,168	42,731
Kohl's Corp.	3,483	149,699
Macy's, Inc.	6,451	251,718
Nordstrom, Inc.	2,461	131,664
Target Corp.	10,604	627,439

		1,662,900

OFFICE ELECTRONICS — 0.1%
Xerox Corp.	20,546	140,124

OIL, GAS AND CONSUMABLE FUELS — 8.7%
Anadarko Petroleum Corp.	8,137	604,661
Apache Corp.	6,368	499,888
Cabot Oil & Gas Corp.	3,414	169,812
Chesapeake Energy Corp.	8,458	140,572
Chevron Corp.	31,838	3,442,961
ConocoPhillips	19,713	1,143,157
CONSOL Energy, Inc.	3,599	115,528
Denbury Resources, Inc.(1)	6,458	104,620
Devon Energy Corp.	6,137	319,370
EOG Resources, Inc.	4,409	532,563
EQT Corp.	2,390	140,962
Exxon Mobil Corp.	74,175	6,419,846
Hess Corp.	4,847	256,697
Kinder Morgan, Inc.	10,262	362,556
Marathon Oil Corp.	11,507	352,805
Marathon Petroleum Corp.	5,517	347,571
Murphy Oil Corp.	3,087	183,831
Newfield Exploration Co.(1)	2,250	60,255
Noble Energy, Inc.	2,891	294,130
Occidental Petroleum Corp.	13,190	1,010,486
Peabody Energy Corp.	4,450	118,415
Phillips 66	10,184	540,770
Pioneer Natural Resources Co.	2,010	214,246
QEP Resources, Inc.	3,045	92,172
Range Resources Corp.	2,649	166,437
Southwestern Energy Co.(1)	5,690	190,103
Spectra Energy Corp.	10,778	295,102
Tesoro Corp.	2,286	100,698
Valero Energy Corp.	9,011	307,455
Williams Cos., Inc. (The)	10,956	358,699
WPX Energy, Inc.(1)	3,160	47,021

		18,933,389

PAPER AND FOREST PRODUCTS — 0.2%
International Paper Co.	7,144	284,617

MeadWestvaco Corp.	2,886	91,977

		376,594

PERSONAL PRODUCTS — 0.2%
Avon Products, Inc.	7,325	105,187
Estee Lauder Cos., Inc. (The), Class A	3,903	233,634

		338,821

PHARMACEUTICALS — 5.1%
Allergan, Inc.	5,008	459,384
Bristol-Myers Squibb Co.	26,879	875,987
Eli Lilly & Co.	16,631	820,241
Forest Laboratories, Inc.(1)	3,817	134,816
Hospira, Inc.(1)	2,699	84,317
Johnson & Johnson	45,081	3,160,178
Merck & Co., Inc.	49,499	2,026,489
Mylan, Inc.(1)	6,604	181,478
Perrigo Co.	1,408	146,474
Pfizer, Inc.	119,808	3,004,785
Watson Pharmaceuticals, Inc.(1)	2,075	178,450

		11,072,599

PROFESSIONAL SERVICES — 0.1%
Dun & Bradstreet Corp.	697	54,819
Equifax, Inc.	1,861	100,717
Robert Half International, Inc.	2,305	73,345

		228,881

REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.1%
American Tower Corp.	6,427	496,614
Apartment Investment & Management Co., Class A	2,474	66,946
AvalonBay Communities, Inc.	1,862	252,469
Boston Properties, Inc.	2,433	257,436
Equity Residential	5,230	296,384
HCP, Inc.	7,342	331,712
Health Care REIT, Inc.	4,210	258,031
Host Hotels & Resorts, Inc.	11,819	185,204
Kimco Realty Corp.	6,866	132,651
Plum Creek Timber Co., Inc.	2,617	116,116
ProLogis, Inc.	7,484	273,091
Public Storage	2,339	339,061
Simon Property Group, Inc.	5,020	793,612
Ventas, Inc.	4,797	310,462
Vornado Realty Trust	2,744	219,740
Weyerhaeuser Co.	8,826	245,539

		4,575,068

REAL ESTATE MANAGEMENT AND DEVELOPMENT†
CBRE Group, Inc.(1)	4,834	96,197

ROAD AND RAIL — 0.8%
CSX Corp.	16,779	331,050
Norfolk Southern Corp.	5,144	318,105
Ryder System, Inc.	922	46,035

Union Pacific Corp.	7,643	960,878

		1,656,068

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 1.9%
Advanced Micro Devices, Inc.(1)	8,269	19,845
Altera Corp.	5,229	180,087
Analog Devices, Inc.	4,808	202,224
Applied Materials, Inc.	19,531	223,435
Broadcom Corp., Class A	8,459	280,923
First Solar, Inc.(1)	886	27,360
Intel Corp.	81,006	1,671,154
KLA-Tencor Corp.	2,789	133,203
Lam Research Corp.(1)	2,806	101,381
Linear Technology Corp.	3,768	129,242
LSI Corp.(1)	9,169	64,916
Microchip Technology, Inc.	3,331	108,557
Micron Technology, Inc.(1)	15,879	100,832
NVIDIA Corp.	10,231	125,739
Teradyne, Inc.(1)	3,090	52,190
Texas Instruments, Inc.	18,272	565,336
Xilinx, Inc.	4,221	151,534

		4,137,958

SOFTWARE — 3.3%
Adobe Systems, Inc.(1)	8,056	303,550
Autodesk, Inc.(1)	3,602	127,331
BMC Software, Inc.(1)	2,321	92,051
CA, Inc.	5,458	119,967
Citrix Systems, Inc.(1)	3,111	204,548
Electronic Arts, Inc.(1)	4,925	71,560
Intuit, Inc.	4,525	269,238
Microsoft Corp.	123,311	3,296,103
Oracle Corp.	61,178	2,038,451
Red Hat, Inc.(1)	3,155	167,089
Salesforce.com, Inc.(1)	2,128	357,717
Symantec Corp.(1)	11,308	212,703

		7,260,308

SPECIALTY RETAIL — 2.1%
Abercrombie & Fitch Co., Class A	1,312	62,937
AutoNation, Inc.(1)	538	21,358
AutoZone, Inc.(1)	597	211,595
Bed Bath & Beyond, Inc.(1)	3,681	205,805
Best Buy Co., Inc.	4,122	48,846
CarMax, Inc.(1)	3,728	139,949
GameStop Corp., Class A	2,140	53,692
Gap, Inc. (The)	4,843	150,327
Home Depot, Inc. (The)	24,342	1,505,553
Limited Brands, Inc.	3,906	183,816
Lowe's Cos., Inc.	18,311	650,407
O'Reilly Automotive, Inc.(1)	1,899	169,808
PetSmart, Inc.	1,738	118,775
Ross Stores, Inc.	3,618	195,915
Staples, Inc.	11,176	127,406

Tiffany & Co.	1,952	111,928
TJX Cos., Inc. (The)	11,874	504,051
Urban Outfitters, Inc.(1)	1,787	70,336

		4,532,504

TEXTILES, APPAREL AND LUXURY GOODS — 0.6%
Coach, Inc.	4,624	256,678
Fossil, Inc.(1)	887	82,580
NIKE, Inc., Class B	11,880	613,008
Ralph Lauren Corp.	1,001	150,070
VF Corp.	1,438	217,095

		1,319,431

THRIFTS AND MORTGAGE FINANCE — 0.1%
Hudson City Bancorp., Inc.	7,729	62,837
People's United Financial, Inc.	5,670	68,550

		131,387

TOBACCO — 1.7%
Altria Group, Inc.	32,977	1,036,137
Lorillard, Inc.	2,111	246,290
Philip Morris International, Inc.	27,195	2,274,590
Reynolds American, Inc.	5,266	218,171

		3,775,188

TRADING COMPANIES AND DISTRIBUTORS — 0.2%
Fastenal Co.	4,315	201,467
W.W. Grainger, Inc.	975	197,311

		398,778

WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Crown Castle International Corp.(1)	4,766	343,915
MetroPCS Communications, Inc.(1)	5,031	50,008
Sprint Nextel Corp.(1)	48,914	277,342

		671,265

TOTAL COMMON STOCKS (Cost $130,222,624)		207,376,097

TEMPORARY CASH INVESTMENTS — 0.3%

U.S. Treasury Bills 0.14%, 4/25/13(2)(3) (Cost $729,688)	730,000	729,811

TOTAL INVESTMENT SECURITIES — 95.7% (Cost $130,952,312)		208,105,908

OTHER ASSETS AND LIABILITIES — 4.3%		9,280,544

TOTAL NET ASSETS — 100.0%		$217,386,452

Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Gain (Loss) ($)

200	S&P 500 E-Mini	March 2013	14,201,000	104,610

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.
(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $729,811.

(3)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)

Investment Securities
Common Stocks	207,376,097	—	—
Temporary Cash Investments	—	729,811	—

Total Value of Investment Securities	207,376,097	729,811	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Futures Contracts	104,610	—	—

3. Federal Tax Information

As of December 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$139,629,667
Gross tax appreciation of investments	$81,492,537
Gross tax depreciation of investments	(13,016,296)
Net tax appreciation (depreciation) of investments	$68,476,241

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Large Company Value Fund

December 31, 2012

Large Company Value - Schedule of Investments
DECEMBER 31, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

COMMON STOCKS — 98.6%

AEROSPACE AND DEFENSE — 1.3%
Honeywell International, Inc.	32,300	2,050,081
Northrop Grumman Corp.	32,500	2,196,350
Raytheon Co.	60,800	3,499,648

		7,746,079

AIRLINES — 0.6%
Southwest Airlines Co.	323,800	3,315,712

AUTO COMPONENTS — 0.2%
Autoliv, Inc.	17,200	1,159,108

AUTOMOBILES — 1.5%
Ford Motor Co.	653,100	8,457,645

BEVERAGES — 0.4%
PepsiCo, Inc.	38,200	2,614,026

BIOTECHNOLOGY — 0.5%
Amgen, Inc.	12,800	1,104,896
Gilead Sciences, Inc.(1)	22,000	1,615,900

		2,720,796

CAPITAL MARKETS — 4.4%
Ameriprise Financial, Inc.	100,800	6,313,104
Bank of New York Mellon Corp. (The)	165,700	4,258,490
BlackRock, Inc.	24,700	5,105,737
Goldman Sachs Group, Inc. (The)	62,600	7,985,256
Morgan Stanley	101,900	1,948,328

		25,610,915

CHEMICALS — 0.4%
E.I. du Pont de Nemours & Co.	49,600	2,230,512

COMMERCIAL BANKS — 6.3%
KeyCorp	311,700	2,624,514
PNC Financial Services Group, Inc.	136,600	7,965,146
U.S. Bancorp	245,100	7,828,494
Wells Fargo & Co.	542,300	18,535,814

		36,953,968

COMMERCIAL SERVICES AND SUPPLIES — 0.9%
ADT Corp. (The)	23,900	1,111,111
Avery Dennison Corp.	35,000	1,222,200
Tyco International Ltd.	97,700	2,857,725

		5,191,036

COMMUNICATIONS EQUIPMENT — 2.5%
Cisco Systems, Inc.	736,800	14,478,120

COMPUTERS AND PERIPHERALS — 0.4%
NetApp, Inc.(1)	71,000	2,382,050

DIVERSIFIED FINANCIAL SERVICES — 6.5%
Bank of America Corp.	465,500	5,399,800
Citigroup, Inc.	328,300	12,987,548

JPMorgan Chase & Co.	447,300	19,667,781

		38,055,129

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.3%
AT&T, Inc.	376,000	12,674,960
CenturyLink, Inc.	123,900	4,846,968
Verizon Communications, Inc.	33,700	1,458,199

		18,980,127

ELECTRIC UTILITIES — 3.2%
American Electric Power Co., Inc.	78,800	3,363,184
Exelon Corp.	62,100	1,846,854
NV Energy, Inc.	149,700	2,715,558
Pinnacle West Capital Corp.	72,000	3,670,560
PPL Corp.	124,900	3,575,887
Xcel Energy, Inc.	127,600	3,408,196

		18,580,239

ELECTRICAL EQUIPMENT — 0.8%
Eaton Corp. plc	87,600	4,747,920

ENERGY EQUIPMENT AND SERVICES — 2.5%
Baker Hughes, Inc.	120,900	4,937,556
National Oilwell Varco, Inc.	74,000	5,057,900
Schlumberger Ltd.	67,400	4,670,146

		14,665,602

FOOD AND STAPLES RETAILING — 2.5%
CVS Caremark Corp.	130,800	6,324,180
Kroger Co. (The)	166,200	4,324,524
Wal-Mart Stores, Inc.	60,600	4,134,738

		14,783,442

FOOD PRODUCTS — 0.9%
Kraft Foods Group, Inc.	44,801	2,037,101
Mondelez International, Inc. Class A	131,600	3,351,852

		5,388,953

HEALTH CARE EQUIPMENT AND SUPPLIES — 1.9%
Abbott Laboratories(2)	91,600	2,876,240
Medtronic, Inc.	205,800	8,441,916

		11,318,156

HEALTH CARE PROVIDERS AND SERVICES — 2.2%
Aetna, Inc.	101,300	4,690,190
Quest Diagnostics, Inc.	49,900	2,907,673
WellPoint, Inc.	84,300	5,135,556

		12,733,419

HOTELS, RESTAURANTS AND LEISURE — 0.5%
Carnival Corp.	80,000	2,941,600

HOUSEHOLD PRODUCTS — 2.8%
Procter & Gamble Co. (The)	239,800	16,280,022

INDUSTRIAL CONGLOMERATES — 3.8%
General Electric Co.	1,051,100	22,062,589

INSURANCE — 8.1%
Allstate Corp. (The)	122,200	4,908,774
American International Group, Inc.(1)	105,462	3,722,809
Berkshire Hathaway, Inc., Class B(1)	94,100	8,440,770
Chubb Corp. (The)	29,400	2,214,408
Loews Corp.	94,600	3,854,950
MetLife, Inc.	237,200	7,813,368
Principal Financial Group, Inc.	121,200	3,456,624
Prudential Financial, Inc.	105,700	5,636,981
Torchmark Corp.	19,000	981,730
Travelers Cos., Inc. (The)	84,100	6,040,062

		47,070,476

IT SERVICES — 0.1%
Fiserv, Inc.(1)	5,700	450,471

MACHINERY — 1.6%
Dover Corp.	64,100	4,212,011
Ingersoll-Rand plc	28,400	1,362,064
PACCAR, Inc.	84,600	3,824,766

		9,398,841

MEDIA — 3.8%
CBS Corp., Class B	116,700	4,440,435
Comcast Corp., Class A	197,700	7,390,026
Time Warner Cable, Inc.	28,500	2,769,915
Time Warner, Inc.	161,000	7,700,630

		22,301,006

METALS AND MINING — 1.4%
Freeport-McMoRan Copper & Gold, Inc.	137,300	4,695,660
Nucor Corp.	77,600	3,350,768

		8,046,428

MULTI-UTILITIES — 0.7%
PG&E Corp.	95,900	3,853,262

MULTILINE RETAIL — 2.5%
Kohl's Corp.	62,300	2,677,654
Macy's, Inc.	98,900	3,859,078
Target Corp.	136,900	8,100,373

		14,637,105

OIL, GAS AND CONSUMABLE FUELS — 15.0%
Apache Corp.	77,500	6,083,750
Chevron Corp.	182,400	19,724,736
Exxon Mobil Corp.	453,900	39,285,045
Occidental Petroleum Corp.	72,900	5,584,869
Royal Dutch Shell plc, Class A	162,200	5,576,782
Total SA ADR	110,900	5,767,909
Ultra Petroleum Corp.(1)	84,600	1,533,798
Valero Energy Corp.	112,200	3,828,264

		87,385,153

PAPER AND FOREST PRODUCTS — 0.8%
International Paper Co.	114,800	4,573,632

PHARMACEUTICALS — 8.6%
AbbVie, Inc.(1)(2)	11,600	396,256
Johnson & Johnson	228,900	16,045,890
Merck & Co., Inc.	330,300	13,522,482
Pfizer, Inc.	796,100	19,966,188

		49,930,816

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 1.6%
Applied Materials, Inc.	288,700	3,302,728
Intel Corp.	284,100	5,860,983

		9,163,711

SOFTWARE — 2.7%
Adobe Systems, Inc.(1)	54,700	2,061,096
Microsoft Corp.	268,800	7,185,024
Oracle Corp.	191,700	6,387,444

		15,633,564

SPECIALTY RETAIL — 1.0%
Lowe's Cos., Inc.	131,400	4,667,328
Staples, Inc.	125,300	1,428,420

		6,095,748

TOBACCO — 0.4%
Altria Group, Inc.	83,700	2,629,854

TOTAL COMMON STOCKS (Cost $426,528,251)		574,567,232

TEMPORARY CASH INVESTMENTS — 1.4%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.625% - 0.875%, 2/28/17 - 8/31/17, valued at $4,465,319), in a joint trading account at 0.12%, dated 12/31/12, due 1/2/13 (Delivery value $4,376,251)		4,376,222
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.75%, 8/15/41, valued at $2,234,258), in a joint trading account at 0.15%, dated 12/31/12, due 1/2/13 (Delivery value $2,188,129)		2,188,111
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $743,507), in a joint trading account at 0.12%, dated 12/31/12, due 1/2/13 (Delivery value $729,375)		729,370
SSgA U.S. Government Money Market Fund	951,205	951,205

TOTAL TEMPORARY CASH INVESTMENTS (Cost $8,244,908)		8,244,908

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $434,773,159)		582,812,140

OTHER ASSETS AND LIABILITIES†		(121,568)

TOTAL NET ASSETS — 100.0%		$582,690,572

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Sell		Counterparty	Settlement Date	Value ($)	Unrealized Gain (Loss) ($)

7,742,470	EUR for USD	UBS AG	1/31/13	10,222,118	(8,678)

(Value on Settlement Date $10,213,440)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
EUR	-	Euro
USD	-	United States Dollar

†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.
(2)	When-issued security.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)

Investment Securities
Common Stocks	568,990,450	5,576,782	—
Temporary Cash Investments	951,205	7,293,703	—

Total Value of Investment Securities	569,941,655	12,870,485	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	(8,678)	—

3. Federal Tax Information

As of December 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$465,726,410
Gross tax appreciation of investments	$120,747,370
Gross tax depreciation of investments	(3,661,640)
Net tax appreciation (depreciation) of investments	$117,085,730

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Market Neutral Value Fund

December 31, 2012

Market Neutral Value - Schedule of Investments
DECEMBER 31, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

COMMON STOCKS — 68.1%

AEROSPACE AND DEFENSE — 6.8%
General Dynamics Corp.(1)	1,000	69,270
HEICO Corp., Class A(1)	11,379	363,900
Northrop Grumman Corp.(1)	789	53,321
Rockwell Collins, Inc.(1)	369	21,465

		507,956

AIR FREIGHT AND LOGISTICS — 1.0%
United Parcel Service, Inc., Class B(1)	1,065	78,522

AUTOMOBILES — 0.5%
Honda Motor Co. Ltd. ADR	327	12,080
Toyota Motor Corp. ADR(1)	273	25,457

		37,537

CAPITAL MARKETS — 0.9%
Northern Trust Corp.(1)	1,353	67,866

CHEMICALS — 1.0%
Air Products & Chemicals, Inc.(1)	207	17,392
E.I. du Pont de Nemours & Co.(1)	1,321	59,405

		76,797

COMMERCIAL BANKS — 1.3%
KeyCorp(1)	6,892	58,031
PNC Financial Services Group, Inc.	614	35,802

		93,833

COMMERCIAL SERVICES AND SUPPLIES — 2.8%
ADT Corp. (The)(1)	612	28,452
Republic Services, Inc.(1)	4,406	129,228
Tyco International Ltd.(1)	1,748	51,129

		208,809

COMMUNICATIONS EQUIPMENT — 0.5%
Cisco Systems, Inc.(1)	1,776	34,898

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.4%
AT&T, Inc.(1)	1,510	50,902
tw telecom, inc., Class A(1)(2)	2,075	52,850

		103,752

ELECTRIC UTILITIES — 3.5%
Great Plains Energy, Inc.(1)	3,486	70,801
NV Energy, Inc.(1)	3,131	56,796
Westar Energy, Inc.	1,518	43,445
Xcel Energy, Inc.(1)	3,397	90,734

		261,776

ELECTRICAL EQUIPMENT — 5.7%
ABB Ltd. ADR	3,574	74,304
Brady Corp., Class A(1)	986	32,932

Hubbell, Inc., Class A(1)	4,076	316,583

		423,819

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 4.6%
Molex, Inc., Class A(1)	15,275	340,938

ENERGY EQUIPMENT AND SERVICES — 0.5%
Schlumberger Ltd.	538	37,278

FOOD AND STAPLES RETAILING — 0.5%
SYSCO Corp.	1,123	35,554

FOOD PRODUCTS — 1.1%
General Mills, Inc.	937	37,864
Kraft Foods Group, Inc.	930	42,287

		80,151

GAS UTILITIES — 1.0%
AGL Resources, Inc.(1)	1,951	77,981

HEALTH CARE EQUIPMENT AND SUPPLIES — 1.5%
Boston Scientific Corp.(1)(2)	5,269	30,192
CareFusion Corp.(1)(2)	981	28,037
Medtronic, Inc.	618	25,350
Stryker Corp.(1)	538	29,493

		113,072

HEALTH CARE PROVIDERS AND SERVICES — 0.9%
Humana, Inc.	559	38,364
LifePoint Hospitals, Inc.(1)(2)	785	29,634

		67,998

HOTELS, RESTAURANTS AND LEISURE — 2.7%
Carnival Corp.(1)	5,445	200,213

HOUSEHOLD DURABLES — 1.8%
Lennar Corp., Class B(1)	4,440	135,598

HOUSEHOLD PRODUCTS — 1.0%
Procter & Gamble Co. (The)(1)	1,131	76,784

INDUSTRIAL CONGLOMERATES — 0.4%
Koninklijke Philips Electronics NV(1)	1,057	28,053

INSURANCE — 4.2%
Chubb Corp. (The)(1)	787	59,277
Crawford & Co. Class A(1)	25,320	142,805
MetLife, Inc.(1)	1,526	50,266
Symetra Financial Corp.(1)	4,544	58,981

		311,329

LEISURE EQUIPMENT AND PRODUCTS — 0.4%
Hasbro, Inc.(1)	774	27,787

LIFE SCIENCES TOOLS AND SERVICES — 1.0%
Agilent Technologies, Inc.	1,924	78,769

MACHINERY — 1.5%
ITT Corp.(1)	2,889	67,776
Woodward, Inc.(1)	1,095	41,752

		109,528

MEDIA — 0.8%
Time Warner Cable, Inc.(1)	619	60,161

MULTI-UTILITIES — 0.8%
PG&E Corp.(1)	1,561	62,721

OIL, GAS AND CONSUMABLE FUELS — 8.5%
Apache Corp.	379	29,751
EQT Midstream Partners LP(1)	1,270	39,560
Imperial Oil Ltd.	742	31,906
Linn Energy LLC	1,623	57,194
Occidental Petroleum Corp.	473	36,237
PAA Natural Gas Storage LP(1)	5,711	108,795
Royal Dutch Shell plc, Class A, ADR(1)	4,081	281,385
Total SA ADR(1)	967	50,294

		635,122

PHARMACEUTICALS — 2.2%
Hospira, Inc.(2)	1,134	35,426
Johnson & Johnson(1)	961	67,366
Pfizer, Inc.(1)	1,037	26,008
Teva Pharmaceutical Industries Ltd. ADR(1)	968	36,145

		164,945

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.9%
Piedmont Office Realty Trust, Inc., Class A(1)	3,695	66,695

ROAD AND RAIL — 0.2%
Heartland Express, Inc.(1)	1,382	18,063

TRADING COMPANIES AND DISTRIBUTORS — 3.3%
Rush Enterprises, Inc., Class B(1)(2)	14,340	248,225

WIRELESS TELECOMMUNICATION SERVICES — 2.9%
Rogers Communications, Inc., Class B(1)	390	17,753
Telephone & Data Systems, Inc.(1)	5,150	114,021
Vodafone Group plc ADR(1)	3,373	84,966

		216,740

TOTAL COMMON STOCKS (Cost $4,761,177)		5,089,270

CONVERTIBLE BONDS — 9.0%

COMMUNICATIONS EQUIPMENT — 3.9%
SBA Communications Corp., 1.875%, 5/1/13	172,000	293,152

PAPER AND FOREST PRODUCTS — 1.6%
Rayonier TRS Holdings, Inc., 4.50%, 8/15/15(1)	74,000	117,429

REAL ESTATE INVESTMENT TRUSTS (REITs) — 3.5%
Host Hotels & Resorts LP, 3.25%, 4/15/24(1)(3)	75,000	85,969
National Retail Properties, Inc., 5.125%, 6/15/28	140,000	172,725

		258,694

TOTAL CONVERTIBLE BONDS (Cost $598,061)		669,275

EXCHANGE-TRADED FUNDS(1) — 5.4%

iShares Russell 1000 Value Index Fund	4,763	346,842
Market Vectors Gold Miners	677	31,406

Market Vectors Pharmaceutical ETF	662	26,301

TOTAL EXCHANGE-TRADED FUNDS (Cost $379,963)		404,549

TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 82.5% (Cost $5,739,201)		6,163,094

SECURITIES SOLD SHORT — (82.4)%

COMMON STOCKS SOLD SHORT — (70.0)%

AEROSPACE AND DEFENSE — (6.8)%
Boeing Co. (The)	(923)	(69,557)
HEICO Corp.	(8,049)	(360,273)
Lockheed Martin Corp.	(578)	(53,344)
Raytheon Co.	(372)	(21,412)

		(504,586)

AUTOMOBILES — (0.5)%
General Motors Co.	(1,319)	(38,027)

BIOTECHNOLOGY — (1.1)%
Amgen, Inc.	(957)	(82,608)

CAPITAL MARKETS — (0.9)%
BlackRock, Inc.	(330)	(68,214)

CHEMICALS — (1.0)%
Dow Chemical Co. (The)	(1,842)	(59,534)
Praxair, Inc.	(158)	(17,293)

		(76,827)

COMMERCIAL BANKS — (1.3)%
Fifth Third Bancorp.	(6,166)	(93,662)

COMMERCIAL SERVICES AND SUPPLIES — (1.7)%
Waste Management, Inc.	(3,830)	(129,224)

DIVERSIFIED TELECOMMUNICATION SERVICES — (2.8)%
BCE, Inc.	(415)	(17,820)
Verizon Communications, Inc.	(4,362)	(188,744)

		(206,564)

ELECTRIC UTILITIES — (1.9)%
Southern Co. (The)	(3,267)	(139,860)

ELECTRICAL EQUIPMENT — (4.2)%
Hubbell, Inc., Class B	(3,732)	(315,839)

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — (4.6)%
Molex, Inc.	(12,459)	(340,505)

ENERGY EQUIPMENT AND SERVICES — (0.5)%
Halliburton Co.	(1,080)	(37,465)

FOOD PRODUCTS — (1.4)%
ConAgra Foods, Inc.	(1,404)	(41,418)
Kellogg Co.	(678)	(37,866)
Unilever plc ADR	(654)	(25,323)

		(104,607)

HEALTH CARE EQUIPMENT AND SUPPLIES — (0.4)%
Baxter International, Inc.	(421)	(28,064)

HEALTH CARE PROVIDERS AND SERVICES — (0.9)%
Aetna, Inc.	(819)	(37,920)
HCA Holdings, Inc.	(958)	(28,903)

		(66,823)

HOTELS, RESTAURANTS AND LEISURE — (3.1)%
Carnival plc ADR	(4,168)	(161,510)
Darden Restaurants, Inc.	(781)	(35,200)
Royal Caribbean Cruises Ltd.	(1,129)	(38,386)

		(235,096)

HOUSEHOLD DURABLES — (1.8)%
Lennar Corp., Class A	(3,524)	(136,273)

HOUSEHOLD PRODUCTS — (0.7)%
Kimberly-Clark Corp.	(617)	(52,093)

INDUSTRIAL CONGLOMERATES — (1.0)%
Siemens AG ADR	(677)	(74,111)

INSURANCE — (4.2)%
Berkshire Hathaway, Inc., Class B	(657)	(58,933)
Crawford & Co. Class B	(17,992)	(143,576)
Prudential Financial, Inc.	(2,042)	(108,900)

		(311,409)

LEISURE EQUIPMENT AND PRODUCTS — (0.4)%
Mattel, Inc.	(756)	(27,685)

LIFE SCIENCES TOOLS AND SERVICES — (0.5)%
Thermo Fisher Scientific, Inc.	(642)	(40,947)

MACHINERY — (1.9)%
Caterpillar, Inc.	(321)	(28,755)
Deere & Co.	(1,281)	(110,704)

		(139,459)

MEDIA — (0.8)%
Comcast Corp., Class A	(1,619)	(60,518)

METALS AND MINING — (0.4)%
Freeport-McMoRan Copper & Gold, Inc.	(928)	(31,738)

MULTILINE RETAIL — (0.3)%
Sears Holdings Corp.	(578)	(23,906)

OIL, GAS AND CONSUMABLE FUELS — (8.5)%
Chevron Corp.	(342)	(36,984)
ConocoPhillips	(1,930)	(111,921)
Kinder Morgan Management LLC	(529)	(39,918)
LinnCo LLC	(1,575)	(56,921)
Plains All American Pipeline LP	(2,351)	(106,359)
Royal Dutch Shell plc, Class B, ADR	(3,971)	(281,504)

		(633,607)

PHARMACEUTICALS — (0.9)%
Watson Pharmaceuticals, Inc.	(823)	(70,778)

REAL ESTATE INVESTMENT TRUSTS (REITs) — (5.9)%
Boston Properties, Inc.	(634)	(67,083)
Host Hotels & Resorts, Inc.	(5,500)	(86,185)
National Retail Properties, Inc.	(5,500)	(171,600)
Rayonier, Inc.	(2,277)	(118,017)

		(442,885)

ROAD AND RAIL — (0.8)%
CSX Corp.	(2,258)	(44,550)
Werner Enterprises, Inc.	(828)	(17,943)

		(62,493)

TRADING COMPANIES AND DISTRIBUTORS — (3.3)%
Rush Enterprises, Inc., Class A	(11,832)	(244,567)

WIRELESS TELECOMMUNICATION SERVICES — (5.5)%
SBA Communications Corp., Class A	(4,154)	(295,017)
United States Cellular Corp.	(3,228)	(113,755)

		(408,772)

TOTAL COMMON STOCKS SOLD SHORT (Proceeds $4,933,055)		(5,229,212)

EXCHANGE-TRADED FUNDS SOLD SHORT — (12.4)%

Industrial Select Sector SPDR Fund	(2,829)	(107,219)
iShares Dow Jones US Medical Devices Index Fund	(1,833)	(123,911)
iShares Russell 1000 Growth Index Fund	(4,531)	(296,735)
Technology Select Sector SPDR Fund	(1,229)	(35,579)
Utilities Select Sector SPDR Fund	(7,500)	(262,125)
Vanguard REIT ETF	(1,551)	(102,056)

TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT (Proceeds $925,915)		(927,625)

TOTAL SECURITIES SOLD SHORT — (82.4)% (Proceeds $5,858,970)		(6,156,837)

OTHER ASSETS AND LIABILITIES — 99.9%		7,468,096

TOTAL NET ASSETS — 100.0%		$7,474,353

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Buy		Counterparty	Settlement Date	Value ($)	Unrealized Gain (Loss) ($)

708	CAD for USD	UBS AG	1/31/13	711	—
741	CAD for USD	UBS AG	1/31/13	745	(2)
1,073	EUR for USD	UBS AG	1/31/13	1,416	(3)
543	EUR for USD	UBS AG	1/31/13	717	(4)
982	GBP for USD	Credit Suisse AG	1/31/13	1,596	—
				5,185	(9)

(Value on Settlement Date $5,194)

Contracts to Sell		Counterparty	Settlement Date	Value ($)	Unrealized Gain (Loss) ($)

29,583	CAD for USD	UBS AG	1/31/13	29,724	54
556	EUR for USD	UBS AG	1/31/13	733	—
4,011	EUR for USD	UBS AG	1/31/13	5,296	(5)

1,259	GBP for USD	Credit Suisse AG	1/31/13	2,045	(10)
32,739	GBP for USD	Credit Suisse AG	1/31/13	53,179	(96)
2,737,702	JPY for USD	Credit Suisse AG	1/31/13	31,606	995
110,065	JPY for USD	Credit Suisse AG	1/31/13	1,271	11
				123,854	949

(Value on Settlement Date $124,803)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
ETF	-	Exchange-Traded Fund
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
SPDR	-	Standard & Poor's Depositary Receipts
USD	-	United States Dollar

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $4,185,514.

(2)	Non-income producing.
(3)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $85,969, which represented 1.2% of total net assets.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)

Investment Securities
Domestic Common Stocks	4,446,927	—	—
Foreign Common Stocks	642,343	—	—
Convertible Bonds	—	669,275	—
Exchange-Traded Funds	404,549	—	—

Total Value of Investment Securities	5,493,819	669,275	—

Securities Sold Short
Domestic Common Stocks	(4,668,944)	—	—
Foreign Common Stocks	(560,268)	—	—
Exchange-Traded Funds	(927,625)	—	—

Total Value of Securities Sold Short	(6,156,837)	—	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	940	—

3. Federal Tax Information

As of December 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$5,929,149
Gross tax appreciation of investments	$277,213
Gross tax depreciation of investments	(43,268)
Net tax appreciation (depreciation) of investments	$233,945
Net tax appreciation (depreciation) on securities sold short	$(317,362)
Net tax appreciation (depreciation)	$(83,417)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Value Fund

December 31, 2012

Value - Schedule of Investments
DECEMBER 31, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

COMMON STOCKS — 97.3%

AEROSPACE AND DEFENSE — 1.7%
Boeing Co. (The)	77,780	5,861,501
General Dynamics Corp.	249,581	17,288,476
L-3 Communications Holdings, Inc.	28,095	2,152,639
Northrop Grumman Corp.	162,615	10,989,521

		36,292,137

AIR FREIGHT AND LOGISTICS — 0.2%
United Parcel Service, Inc., Class B	43,494	3,206,813

AIRLINES — 1.3%
Japan Airlines Co. Ltd.(1)	309,406	13,243,208
Southwest Airlines Co.	1,562,693	16,001,976

		29,245,184

AUTOMOBILES — 1.6%
General Motors Co.(1)	320,975	9,253,709
Honda Motor Co., Ltd.	214,000	7,887,700
Toyota Motor Corp.	399,900	18,665,960

		35,807,369

BEVERAGES — 0.7%
Dr Pepper Snapple Group, Inc.	352,947	15,593,198

CAPITAL MARKETS — 5.1%
Charles Schwab Corp. (The)	1,434,464	20,598,903
Franklin Resources, Inc.	23,793	2,990,780
Goldman Sachs Group, Inc. (The)	175,724	22,415,353
Northern Trust Corp.	977,067	49,009,681
State Street Corp.	339,059	15,939,164

		110,953,881

COMMERCIAL BANKS — 6.9%
Comerica, Inc.	663,254	20,123,126
Commerce Bancshares, Inc.	315,398	11,057,854
KeyCorp	780,330	6,570,379
PNC Financial Services Group, Inc.	658,828	38,416,261
U.S. Bancorp	829,790	26,503,492
Wells Fargo & Co.	1,410,005	48,193,971

		150,865,083

COMMERCIAL SERVICES AND SUPPLIES — 4.8%
ADT Corp. (The)	154,672	7,190,701
Avery Dennison Corp.	128,208	4,477,023
Corrections Corp. of America	269,934	9,574,559
Republic Services, Inc.	1,869,630	54,836,248
Tyco International Ltd.	331,563	9,698,218
Waste Management, Inc.	547,546	18,474,202

		104,250,951

COMMUNICATIONS EQUIPMENT — 1.8%
Cisco Systems, Inc.	1,958,007	38,474,837

COMPUTERS AND PERIPHERALS — 1.6%
Diebold, Inc.	214,741	6,573,222
Hewlett-Packard Co.	533,225	7,598,456
NetApp, Inc.(1)	121,892	4,089,477
QLogic Corp.(1)	597,375	5,812,459
SanDisk Corp.(1)	114,277	4,977,906
Western Digital Corp.	118,129	5,019,301

		34,070,821

CONTAINERS AND PACKAGING — 1.0%
Bemis Co., Inc.	429,421	14,368,427
Sonoco Products Co.	271,150	8,061,289

		22,429,716

DIVERSIFIED FINANCIAL SERVICES — 2.8%
JPMorgan Chase & Co.	1,397,555	61,450,493

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.6%
AT&T, Inc.	1,441,088	48,579,077
CenturyLink, Inc.	185,645	7,262,432

		55,841,509

ELECTRIC UTILITIES — 3.4%
Great Plains Energy, Inc.	426,756	8,667,415
NV Energy, Inc.	550,727	9,990,188
Westar Energy, Inc.	1,154,339	33,037,182
Xcel Energy, Inc.	865,485	23,117,104

		74,811,889

ELECTRICAL EQUIPMENT — 0.5%
ABB Ltd. ADR	260,752	5,421,034
Emerson Electric Co.	118,154	6,257,436

		11,678,470

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.7%
Molex, Inc.	280,808	7,674,483
TE Connectivity Ltd.	220,968	8,202,332

		15,876,815

ENERGY EQUIPMENT AND SERVICES — 1.0%
Halliburton Co.	380,154	13,187,542
Helmerich & Payne, Inc.	69,612	3,898,968
Schlumberger Ltd.	78,395	5,431,990

		22,518,500

FOOD AND STAPLES RETAILING — 1.2%
CVS Caremark Corp.	166,168	8,034,223
SYSCO Corp.	375,659	11,893,364
Wal-Mart Stores, Inc.	97,276	6,637,141

		26,564,728

FOOD PRODUCTS — 2.2%
Campbell Soup Co.	134,728	4,700,660
ConAgra Foods, Inc.	179,215	5,286,842
General Mills, Inc.	176,387	7,127,799
Kellogg Co.	135,255	7,553,992

Kraft Foods Group, Inc.	216,571	9,847,483
Mondelez International, Inc. Class A	541,342	13,787,981

		48,304,757

HEALTH CARE EQUIPMENT AND SUPPLIES — 6.5%
Becton, Dickinson and Co.	215,818	16,874,809
Boston Scientific Corp.(1)	3,757,267	21,529,140
CareFusion Corp.(1)	1,572,105	44,930,761
Medtronic, Inc.	621,353	25,487,900
Stryker Corp.	275,714	15,114,642
Zimmer Holdings, Inc.	259,088	17,270,806

		141,208,058

HEALTH CARE PROVIDERS AND SERVICES — 2.1%
Aetna, Inc.	189,352	8,766,997
CIGNA Corp.	70,755	3,782,562
LifePoint Hospitals, Inc.(1)	344,813	13,016,691
UnitedHealth Group, Inc.	360,986	19,579,881

		45,146,131

HOTELS, RESTAURANTS AND LEISURE — 1.3%
International Game Technology	571,857	8,103,214
International Speedway Corp., Class A	482,143	13,316,790
Speedway Motorsports, Inc.	440,753	7,863,033

		29,283,037

HOUSEHOLD DURABLES — 0.2%
Whirlpool Corp.	48,800	4,965,400

HOUSEHOLD PRODUCTS — 3.2%
Clorox Co.	76,118	5,573,360
Energizer Holdings, Inc.	32,071	2,565,039
Kimberly-Clark Corp.	55,384	4,676,071
Procter & Gamble Co. (The)	831,818	56,472,124

		69,286,594

INDUSTRIAL CONGLOMERATES — 4.0%
General Electric Co.	3,141,594	65,942,058
Koninklijke Philips Electronics NV	680,385	18,253,575
Siemens AG	30,922	3,360,900

		87,556,533

INSURANCE — 6.6%
ACE Ltd.	73,209	5,842,078
Allstate Corp. (The)	322,306	12,947,032
Berkshire Hathaway, Inc., Class A(1)	189	25,337,340
Chubb Corp. (The)	160,974	12,124,562
HCC Insurance Holdings, Inc.	266,910	9,931,721
Marsh & McLennan Cos., Inc.	571,675	19,705,637
MetLife, Inc.	607,253	20,002,914
Prudential Financial, Inc.	229,510	12,239,768
Reinsurance Group of America, Inc.	172,724	9,244,188
Travelers Cos., Inc. (The)	94,991	6,822,254
Unum Group	473,779	9,864,079

		144,061,573

INTERNET SOFTWARE AND SERVICES — 0.2%
Google, Inc., Class A(1)	6,886	4,884,722

METALS AND MINING — 0.9%
Barrick Gold Corp.	254,142	8,897,512
Freeport-McMoRan Copper & Gold, Inc.	161,909	5,537,288
Newmont Mining Corp.	100,435	4,664,201

		19,099,001

MULTI-UTILITIES — 1.2%
PG&E Corp.	646,551	25,978,419

MULTILINE RETAIL — 0.7%
Target Corp.	259,106	15,331,302

OIL, GAS AND CONSUMABLE FUELS — 15.8%
Apache Corp.	330,676	25,958,066
Chevron Corp.	570,686	61,713,984
Devon Energy Corp.	261,713	13,619,544
Exxon Mobil Corp.	1,172,729	101,499,695
Imperial Oil Ltd.	910,041	39,093,246
Occidental Petroleum Corp.	282,606	21,650,446
Peabody Energy Corp.	207,432	5,519,766
Southwestern Energy Co.(1)	302,601	10,109,899
Total S.A.	907,594	46,974,834
Ultra Petroleum Corp.(1)	946,668	17,163,091

		343,302,571

PHARMACEUTICALS — 8.4%
Eli Lilly & Co.	190,212	9,381,256
Hospira, Inc.(1)	499,784	15,613,252
Johnson & Johnson	806,476	56,533,968
Merck & Co., Inc.	851,397	34,856,193
Pfizer, Inc.	2,618,949	65,683,241

		182,067,910

ROAD AND RAIL — 0.3%
CSX Corp.	331,595	6,542,369

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.4%
Applied Materials, Inc.	2,225,549	25,460,281
Intel Corp.	459,297	9,475,297
Marvell Technology Group Ltd.	667,070	4,842,928
Microchip Technology, Inc.	179,921	5,863,625
Teradyne, Inc.(1)	259,396	4,381,199
Texas Instruments, Inc.	34,747	1,075,072

		51,098,402

SOFTWARE — 0.3%
Oracle Corp.	180,882	6,026,988

SPECIALTY RETAIL — 1.6%
Lowe's Cos., Inc.	969,848	34,449,001

WIRELESS TELECOMMUNICATION SERVICES — 0.5%
Rogers Communications, Inc., Class B	235,270	10,681,405

TOTAL COMMON STOCKS (Cost $1,824,802,566)		2,119,206,567

TEMPORARY CASH INVESTMENTS — 2.9%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.625% - 0.875%, 2/28/17 - 8/31/17, valued at $33,942,634), in a joint trading account at 0.12%, dated 12/31/12, due 1/2/13 (Delivery value $33,265,592)		33,265,370
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.75%, 8/15/41, valued at $16,983,469), in a joint trading account at 0.15%, dated 12/31/12, due 1/2/13 (Delivery value $16,632,824)		16,632,685
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $5,651,688), in a joint trading account at 0.12%, dated 12/31/12, due 1/2/13 (Delivery value $5,544,266)		5,544,229
SSgA U.S. Government Money Market Fund	7,230,445	7,230,445

TOTAL TEMPORARY CASH INVESTMENTS (Cost $62,672,729)		62,672,729

TOTAL INVESTMENT SECURITIES — 100.2% (Cost $1,887,475,295)		2,181,879,296

OTHER ASSETS AND LIABILITIES — (0.2)%		(4,201,768)

TOTAL NET ASSETS — 100.0%		$2,177,677,528

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Buy		Counterparty	Settlement Date	Value ($)	Unrealized Gain (Loss) ($)

145,593	CHF for USD	Credit Suisse AG	1/31/13	159,267	(93)

(Value on Settlement Date $159,360)

Contracts to Sell		Counterparty	Settlement Date	Value ($)	Unrealized Gain (Loss) ($)

43,233,893	CAD for USD	UBS AG	1/31/13	43,439,308	78,364
3,832,882	CHF for USD	Credit Suisse AG	1/31/13	4,192,861	(3,919)
39,280,304	EUR for USD	UBS AG	1/31/13	51,860,441	(44,025)
2,504,887,628	JPY for USD	Credit Suisse AG	1/31/13	28,918,838	910,130
				128,411,448	940,550

(Value on Settlement Date $129,351,998)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)

Investment Securities
Domestic Common Stocks	1,946,727,193	—	—
Foreign Common Stocks	14,318,546	158,160,828	—
Temporary Cash Investments	7,230,445	55,442,284	—

Total Value of Investment Securities	1,968,276,184	213,603,112	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	940,457	—

3. Federal Tax Information

As of December 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,969,384,985
Gross tax appreciation of investments	$252,132,906
Gross tax depreciation of investments	(39,638,595)
Net tax appreciation (depreciation) of investments	$212,494,311

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Mid Cap Value Fund

December 31, 2012

Mid Cap Value - Schedule of Investments
DECEMBER 31, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

COMMON STOCKS — 93.7%

AEROSPACE AND DEFENSE — 2.8%
General Dynamics Corp.	514,192	35,618,080
L-3 Communications Holdings, Inc.	68,619	5,257,588
Northrop Grumman Corp.	360,212	24,343,127
Rockwell Collins, Inc.	233,036	13,555,704

		78,774,499

AIRLINES — 0.8%
Southwest Airlines Co.	2,148,166	21,997,220

AUTO COMPONENTS — 0.4%
Autoliv, Inc.	182,761	12,316,264

BEVERAGES — 0.9%
Dr Pepper Snapple Group, Inc.	577,046	25,493,892

CAPITAL MARKETS — 4.4%
Charles Schwab Corp. (The)	1,983,037	28,476,411
Franklin Resources, Inc.	68,520	8,612,964
Northern Trust Corp.	1,521,749	76,330,930
State Street Corp.	184,677	8,681,666

		122,101,971

CHEMICALS — 0.2%
Minerals Technologies, Inc.	117,487	4,690,081

COMMERCIAL BANKS — 6.0%
Comerica, Inc.	940,855	28,545,541
Commerce Bancshares, Inc.	990,196	34,716,272
Cullen/Frost Bankers, Inc.	277,080	15,037,131
KeyCorp	1,986,362	16,725,168
PNC Financial Services Group, Inc.	624,327	36,404,507
SunTrust Banks, Inc.	496,928	14,087,909
Westamerica Bancorp.	492,480	20,974,723

		166,491,251

COMMERCIAL SERVICES AND SUPPLIES — 5.8%
ADT Corp. (The)	509,568	23,689,816
Corrections Corp. of America	234,242	8,308,564
Republic Services, Inc.	3,088,390	90,582,479
Tyco International Ltd.	884,061	25,858,784
Waste Management, Inc.	381,266	12,863,915

		161,303,558

COMPUTERS AND PERIPHERALS — 1.1%
SanDisk Corp.(1)	339,380	14,783,393
Western Digital Corp.	357,656	15,196,803

		29,980,196

CONTAINERS AND PACKAGING — 1.3%
Bemis Co., Inc.	670,521	22,435,633
Sonoco Products Co.	497,663	14,795,521

		37,231,154

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.8%
CenturyLink, Inc.	535,677	20,955,684
tw telecom, inc., Class A(1)	1,104,256	28,125,401

		49,081,085

ELECTRIC UTILITIES — 7.5%
Empire District Electric Co. (The)	1,209,524	24,650,099
Great Plains Energy, Inc.	2,371,309	48,161,286
IDACORP, Inc.	333,111	14,440,362
Northeast Utilities	416,002	16,257,358
NV Energy, Inc.	990,796	17,973,040
Portland General Electric Co.	703,065	19,235,858
Westar Energy, Inc.	1,150,556	32,928,913
Xcel Energy, Inc.	1,283,193	34,274,085

		207,921,001

ELECTRICAL EQUIPMENT — 1.6%
ABB Ltd. ADR	1,211,601	25,189,184
Brady Corp., Class A	352,632	11,777,909
Emerson Electric Co.	135,878	7,196,099

		44,163,192

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 1.1%
Molex, Inc., Class A	464,630	10,370,542
TE Connectivity Ltd.	577,387	21,432,605

		31,803,147

ENERGY EQUIPMENT AND SERVICES — 0.5%
Helmerich & Payne, Inc.	242,963	13,608,358

FOOD AND STAPLES RETAILING — 0.7%
SYSCO Corp.	595,999	18,869,328

FOOD PRODUCTS — 3.5%
Campbell Soup Co.	205,953	7,185,700
ConAgra Foods, Inc.	470,540	13,880,930
General Mills, Inc.	672,027	27,156,611
Kellogg Co.	350,695	19,586,316
Kraft Foods Group, Inc.	627,059	28,512,373

		96,321,930

GAS UTILITIES — 1.6%
AGL Resources, Inc.	955,186	38,178,784
WGL Holdings, Inc.	192,016	7,525,107

		45,703,891

HEALTH CARE EQUIPMENT AND SUPPLIES — 7.4%
Becton, Dickinson and Co.	370,476	28,967,518
Boston Scientific Corp.(1)	2,575,633	14,758,377
CareFusion Corp.(1)	1,778,825	50,838,818
Medtronic, Inc.	472,739	19,391,754
STERIS Corp.	665,345	23,107,432
Stryker Corp.	585,251	32,083,460
Zimmer Holdings, Inc.	565,915	37,723,894

		206,871,253

HEALTH CARE PROVIDERS AND SERVICES — 3.4%
CIGNA Corp.	264,415	14,135,626
Humana, Inc.	303,343	20,818,430
LifePoint Hospitals, Inc.(1)	907,237	34,248,197
Patterson Cos., Inc.	714,424	24,454,733

		93,656,986

HOTELS, RESTAURANTS AND LEISURE — 2.1%
Carnival Corp.	311,173	11,441,831
CEC Entertainment, Inc.	639,462	21,223,744
International Game Technology	1,220,139	17,289,370
International Speedway Corp., Class A	257,399	7,109,360

		57,064,305

HOUSEHOLD PRODUCTS — 1.0%
Clorox Co.	206,747	15,138,016
Kimberly-Clark Corp.	165,238	13,951,044

		29,089,060

INDUSTRIAL CONGLOMERATES — 0.9%
Koninklijke Philips Electronics NV	974,923	26,155,529

INSURANCE — 9.5%
ACE Ltd.	301,691	24,074,942
Allstate Corp. (The)	438,897	17,630,492
Aon plc	495,231	27,534,843
Chubb Corp. (The)	504,443	37,994,647
HCC Insurance Holdings, Inc.	933,184	34,723,777
Marsh & McLennan Cos., Inc.	866,534	29,869,427
Principal Financial Group, Inc.	364,361	10,391,576
Reinsurance Group of America, Inc.	522,459	27,962,006
Symetra Financial Corp.	1,094,803	14,210,543
Travelers Cos., Inc. (The)	297,417	21,360,489
Unum Group	947,230	19,721,328

		265,474,070

LEISURE EQUIPMENT AND PRODUCTS — 0.5%
Hasbro, Inc.	392,902	14,105,182

LIFE SCIENCES TOOLS AND SERVICES — 0.9%
Agilent Technologies, Inc.	358,052	14,658,649
Life Technologies Corp.(1)	192,328	9,439,458

		24,098,107

MACHINERY — 2.4%
ITT Corp.	1,295,428	30,390,741
Kaydon Corp.	810,376	19,392,298
Woodward, Inc.	467,247	17,816,128

		67,599,167

METALS AND MINING — 1.5%
Newmont Mining Corp.	598,900	27,812,916
Nucor Corp.	299,392	12,927,747

		40,740,663

MULTI-UTILITIES — 1.8%
PG&E Corp.	1,024,560	41,166,821

Wisconsin Energy Corp.	252,843	9,317,264

		50,484,085

MULTILINE RETAIL — 0.8%
Target Corp.	382,331	22,622,525

OIL, GAS AND CONSUMABLE FUELS — 7.0%
Apache Corp.	270,733	21,252,541
Devon Energy Corp.	482,427	25,105,501
EQT Corp.	307,039	18,109,160
Imperial Oil Ltd.	1,487,270	63,889,662
Murphy Oil Corp.	411,258	24,490,414
Peabody Energy Corp.	397,435	10,575,745
Southwestern Energy Co.(1)	544,917	18,205,677
Spectra Energy Partners LP	417,839	13,049,112

		194,677,812

PHARMACEUTICALS — 0.8%
Hospira, Inc.(1)	738,280	23,063,867

REAL ESTATE INVESTMENT TRUSTS (REITs) — 3.0%
American Tower Corp.	345,336	26,684,113
HCP, Inc.	445,324	20,119,738
Piedmont Office Realty Trust, Inc., Class A	1,779,568	32,121,202
Weyerhaeuser Co.	185,267	5,154,128

		84,079,181

ROAD AND RAIL — 0.8%
Heartland Express, Inc.	1,738,979	22,728,456

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.9%
Analog Devices, Inc.	286,636	12,055,910
Applied Materials, Inc.	3,983,231	45,568,163
KLA-Tencor Corp.	278,377	13,295,285
Microchip Technology, Inc.	342,085	11,148,550
Teradyne, Inc.(1)	1,635,310	27,620,386

		109,688,294

SPECIALTY RETAIL — 1.4%
Lowe's Cos., Inc.	1,111,362	39,475,578

THRIFTS AND MORTGAGE FINANCE — 1.9%
Capitol Federal Financial, Inc.	2,044,848	23,904,273
People's United Financial, Inc.	2,307,871	27,902,161

		51,806,434

WIRELESS TELECOMMUNICATION SERVICES — 0.7%
Rogers Communications, Inc., Class B	405,810	18,424,027

TOTAL COMMON STOCKS (Cost $2,378,684,184)		2,609,756,599

EXCHANGE-TRADED FUNDS — 3.5%

iShares Russell Midcap Value Index Fund (Cost $91,931,451)	1,942,197	97,575,977

TEMPORARY CASH INVESTMENTS — 2.3%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.625% - 0.875%, 2/28/17 - 8/31/17, valued at $34,549,299), in a joint trading account at 0.12%, dated 12/31/12, due 1/2/13 (Delivery value $33,860,156)		33,859,930
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.75%, 8/15/41, valued at $17,287,018), in a joint trading account at 0.15%, dated 12/31/12, due 1/2/13 (Delivery value $16,930,106)		16,929,965
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $5,752,702), in a joint trading account at 0.12%, dated 12/31/12, due 1/2/13 (Delivery value $5,643,359)		5,643,321
SSgA U.S. Government Money Market Fund	7,359,677	7,359,677

TOTAL TEMPORARY CASH INVESTMENTS (Cost $63,792,893)		63,792,893

TOTAL INVESTMENT SECURITIES — 99.5% (Cost $2,534,408,528)		2,771,125,469

OTHER ASSETS AND LIABILITIES — 0.5%		13,647,922

TOTAL NET ASSETS — 100.0%		$2,784,773,391

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Sell		Counterparty	Settlement Date	Value ($)	Unrealized Gain (Loss) ($)

70,347,138	CAD for USD	UBS AG	1/31/13	70,681,375	127,508
19,433,989	CHF for USD	Credit Suisse AG	1/31/13	21,259,202	(19,869)
16,615,125	EUR for USD	UBS AG	1/31/13	21,936,381	(18,622)
				113,876,958	89,017

(Value on Settlement Date $113,965,975)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)

Investment Securities
Domestic Common Stocks	2,463,781,933	—	—
Foreign Common Stocks	37,505,448	108,469,218	—
Exchange-Traded Funds	97,575,977	—	—
Temporary Cash Investments	7,359,677	56,433,216	—

Total Value of Investment Securities	2,606,223,035	164,902,434	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	89,017	—

3. Federal Tax Information

As of December 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,576,275,664
Gross tax appreciation of investments	$232,390,447
Gross tax depreciation of investments	(37,540,642)
Net tax appreciation (depreciation) of investments	$194,849,805

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

NT Large Company Value Fund

December 31, 2012

NT Large Company Value - Schedule of Investments
DECEMBER 31, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

COMMON STOCKS — 97.7%

AEROSPACE AND DEFENSE — 1.3%
Honeywell International, Inc.	44,500	2,824,415
Northrop Grumman Corp.	44,500	3,007,310
Raytheon Co.	83,700	4,817,772

		10,649,497

AIRLINES — 0.6%
Southwest Airlines Co.	438,000	4,485,120

AUTO COMPONENTS — 0.2%
Autoliv, Inc.	23,800	1,603,882

AUTOMOBILES — 1.4%
Ford Motor Co.	903,800	11,704,210

BEVERAGES — 0.4%
PepsiCo, Inc.	52,900	3,619,947

BIOTECHNOLOGY — 0.5%
Amgen, Inc.	18,300	1,579,656
Gilead Sciences, Inc.(1)	30,300	2,225,535

		3,805,191

CAPITAL MARKETS — 4.4%
Ameriprise Financial, Inc.	138,400	8,667,992
Bank of New York Mellon Corp. (The)	229,000	5,885,300
BlackRock, Inc.	34,200	7,069,482
Goldman Sachs Group, Inc. (The)	86,700	11,059,452
Morgan Stanley	141,400	2,703,568

		35,385,794

CHEMICALS — 0.4%
E.I. du Pont de Nemours & Co.	68,300	3,071,451

COMMERCIAL BANKS — 6.3%
KeyCorp	429,900	3,619,758
PNC Financial Services Group, Inc.	189,500	11,049,745
U.S. Bancorp	339,200	10,834,048
Wells Fargo & Co.	750,800	25,662,344

		51,165,895

COMMERCIAL SERVICES AND SUPPLIES — 0.9%
ADT Corp. (The)	32,800	1,524,872
Avery Dennison Corp.	47,300	1,651,716
Tyco International Ltd.	133,800	3,913,650

		7,090,238

COMMUNICATIONS EQUIPMENT — 2.5%
Cisco Systems, Inc.	1,023,400	20,109,810

COMPUTERS AND PERIPHERALS — 0.4%
NetApp, Inc.(1)	100,400	3,368,420

DIVERSIFIED FINANCIAL SERVICES — 6.5%
Bank of America Corp.	644,400	7,475,040
Citigroup, Inc.	454,000	17,960,240

JPMorgan Chase & Co.	619,100	27,221,827

		52,657,107

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.2%
AT&T, Inc.	520,400	17,542,684
CenturyLink, Inc.	171,300	6,701,256
Verizon Communications, Inc.	46,300	2,003,401

		26,247,341

ELECTRIC UTILITIES — 3.2%
American Electric Power Co., Inc.	109,000	4,652,120
Exelon Corp.	85,900	2,554,666
NV Energy, Inc.	205,000	3,718,700
Pinnacle West Capital Corp.	98,900	5,041,922
PPL Corp.	172,100	4,927,223
Xcel Energy, Inc.	174,900	4,671,579

		25,566,210

ELECTRICAL EQUIPMENT — 0.8%
Eaton Corp. plc	121,500	6,585,300

ENERGY EQUIPMENT AND SERVICES — 2.5%
Baker Hughes, Inc.	166,700	6,808,028
National Oilwell Varco, Inc.	102,600	7,012,710
Schlumberger Ltd.	93,700	6,492,473

		20,313,211

FOOD AND STAPLES RETAILING — 2.5%
CVS Caremark Corp.	181,000	8,751,350
Kroger Co. (The)	227,000	5,906,540
Wal-Mart Stores, Inc.	83,900	5,724,497

		20,382,387

FOOD PRODUCTS — 0.9%
Kraft Foods Group, Inc.	60,900	2,769,123
Mondelez International, Inc. Class A	181,800	4,630,446

		7,399,569

HEALTH CARE EQUIPMENT AND SUPPLIES — 1.9%
Abbott Laboratories(2)	126,800	3,981,520
Medtronic, Inc.	285,400	11,707,108

		15,688,628

HEALTH CARE PROVIDERS AND SERVICES — 2.2%
Aetna, Inc.	140,200	6,491,260
Quest Diagnostics, Inc.	69,800	4,067,246
WellPoint, Inc.	116,800	7,115,456

		17,673,962

HOTELS, RESTAURANTS AND LEISURE — 0.5%
Carnival Corp.	110,000	4,044,700

HOUSEHOLD PRODUCTS — 2.8%
Procter & Gamble Co. (The)	331,900	22,532,691

INDUSTRIAL CONGLOMERATES — 3.8%
General Electric Co.	1,455,000	30,540,450

INSURANCE — 8.0%
Allstate Corp. (The)	168,800	6,780,696
American International Group, Inc.(1)	146,600	5,174,980
Berkshire Hathaway, Inc., Class B(1)	130,300	11,687,910
Chubb Corp. (The)	40,700	3,065,524
Loews Corp.	131,400	5,354,550
MetLife, Inc.	328,400	10,817,496
Principal Financial Group, Inc.	166,300	4,742,876
Prudential Financial, Inc.	146,400	7,807,512
Torchmark Corp.	25,900	1,338,253
Travelers Cos., Inc. (The)	115,900	8,323,938

		65,093,735

IT SERVICES — 0.1%
Fiserv, Inc.(1)	7,800	616,434

MACHINERY — 1.6%
Dover Corp.	88,900	5,841,619
Ingersoll-Rand plc	38,000	1,822,480
PACCAR, Inc.	117,600	5,316,696

		12,980,795

MEDIA — 3.8%
CBS Corp., Class B	161,000	6,126,050
Comcast Corp., Class A	274,100	10,245,858
Time Warner Cable, Inc.	39,100	3,800,129
Time Warner, Inc.	223,200	10,675,656

		30,847,693

METALS AND MINING — 1.4%
Freeport-McMoRan Copper & Gold, Inc.	189,100	6,467,220
Nucor Corp.	107,900	4,659,122

		11,126,342

MULTI-UTILITIES — 0.7%
PG&E Corp.	133,100	5,347,958

MULTILINE RETAIL — 2.5%
Kohl's Corp.	84,900	3,649,002
Macy's, Inc.	137,200	5,353,544
Target Corp.	189,600	11,218,632

		20,221,178

OIL, GAS AND CONSUMABLE FUELS — 14.9%
Apache Corp.	107,300	8,423,050
Chevron Corp.	252,500	27,305,350
Exxon Mobil Corp.	628,300	54,379,365
Occidental Petroleum Corp.	100,900	7,729,949
Royal Dutch Shell plc, Class A	224,300	7,711,912
Total SA ADR	154,200	8,019,942
Ultra Petroleum Corp.(1)	116,600	2,113,958
Valero Energy Corp.	156,100	5,326,132

		121,009,658

PAPER AND FOREST PRODUCTS — 0.8%
International Paper Co.	159,800	6,366,432

PHARMACEUTICALS — 8.5%
AbbVie, Inc.(1)(2)	16,100	549,976
Johnson & Johnson	316,800	22,207,680
Merck & Co., Inc.	457,200	18,717,768
Pfizer, Inc.	1,102,000	27,638,160

		69,113,584

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 1.6%
Applied Materials, Inc.	393,500	4,501,640
Intel Corp.	393,100	8,109,653

		12,611,293

SOFTWARE — 2.7%
Adobe Systems, Inc.(1)	76,100	2,867,448
Microsoft Corp.	372,800	9,964,944
Oracle Corp.	266,700	8,886,444

		21,718,836

SPECIALTY RETAIL — 1.0%
Lowe's Cos., Inc.	180,500	6,411,360
Staples, Inc.	170,600	1,944,840

		8,356,200

TOTAL COMMON STOCKS (Cost $665,893,796)		791,101,149

EXCHANGE-TRADED FUNDS — 0.4%

SPDR S&P 500 ETF Trust (Cost $2,888,760)	25,700	3,662,764

TEMPORARY CASH INVESTMENTS — 2.0%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.625% - 0.875%, 2/28/17 - 8/31/17, valued at $8,674,599), in a joint trading account at 0.12%, dated 12/31/12, due 1/2/13 (Delivery value $8,501,570)		8,501,513
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.75%, 8/15/41, valued at $4,340,405), in a joint trading account at 0.15%, dated 12/31/12, due 1/2/13 (Delivery value $4,250,792)		4,250,757
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $1,444,382), in a joint trading account at 0.12%, dated 12/31/12, due 1/2/13 (Delivery value $1,416,928)		1,416,919
SSgA U.S. Government Money Market Fund	1,847,870	1,847,870

TOTAL TEMPORARY CASH INVESTMENTS (Cost $16,017,059)		16,017,059

TOTAL INVESTMENT SECURITIES — 100.1% (Cost $684,799,615)		810,780,972

OTHER ASSETS AND LIABILITIES — (0.1)%		(762,400)

TOTAL NET ASSETS — 100.0%		$810,018,572

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Sell		Counterparty	Settlement Date	Value ($)	Unrealized Gain (Loss) ($)

10,602,251	EUR for USD	UBS AG	1/31/13	13,997,789	(11,883)

(Value on Settlement Date $13,985,906)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
ETF	-	Exchange-Traded Fund
EUR	-	Euro
SPDR	-	Standard & Poor's Depositary Receipts
USD	-	United States Dollar

(1)	Non-income producing.
(2)	When-issued security.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)

Investment Securities
Common Stocks	783,389,237	7,711,912	—
Exchange-Traded Funds	3,662,764	—	—
Temporary Cash Investments	1,847,870	14,169,189	—

Total Value of Investment Securities	788,899,871	21,881,101	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	(11,883)	—

3. Federal Tax Information

As of December 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$705,609,595
Gross tax appreciation of investments	$110,595,497
Gross tax depreciation of investments	(5,424,120)
Net tax appreciation (depreciation) of investments	$105,171,377

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Small Cap Value Fund

December 31, 2012

Small Cap Value - Schedule of Investments
DECEMBER 31, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

COMMON STOCKS — 94.5%

AEROSPACE AND DEFENSE — 2.1%
AAR Corp.	155,000	2,895,400
Aerovironment, Inc.(1)	215,000	4,674,100
American Science & Engineering, Inc.	250,000	16,302,500
Curtiss-Wright Corp.	90,000	2,954,700
Moog, Inc., Class A(1)	65,000	2,666,950
National Presto Industries, Inc.	30,000	2,073,000
Orbital Sciences Corp.(1)	170,000	2,340,900
Teledyne Technologies, Inc.(1)	40,000	2,602,800

		36,510,350

AIR FREIGHT AND LOGISTICS — 0.2%
UTi Worldwide, Inc.	215,000	2,881,000

AIRLINES — 0.5%
Alaska Air Group, Inc.(1)	125,000	5,386,250
JetBlue Airways Corp.(1)	485,000	2,769,350

		8,155,600

AUTO COMPONENTS — 1.5%
American Axle & Manufacturing Holdings, Inc.(1)	930,000	10,416,000
Dana Holding Corp.	575,000	8,975,750
Lear Corp.	115,000	5,386,600
Standard Motor Products, Inc.	115,000	2,555,300

		27,333,650

BUILDING PRODUCTS — 0.1%
Quanex Building Products Corp.	130,000	2,653,300

CAPITAL MARKETS — 2.5%
Apollo Investment Corp.	850,000	7,106,000
Ares Capital Corp.	120,000	2,100,000
BlackRock Kelso Capital Corp.	160,000	1,609,600
Fifth Street Finance Corp.	230,000	2,396,600
Hercules Technology Growth Capital, Inc.	245,000	2,726,850
Investment Technology Group, Inc.(1)	265,000	2,385,000
Janus Capital Group, Inc.	540,000	4,600,800
PennantPark Investment Corp.	760,000	8,356,200
Solar Capital Ltd.	160,000	3,825,600
Waddell & Reed Financial, Inc.	65,000	2,263,300
Walter Investment Management Corp.(1)	185,000	7,958,700

		45,328,650

CHEMICALS — 2.5%
Hawkins, Inc.	145,000	5,602,800
Innophos Holdings, Inc.	135,000	6,277,500
Intrepid Potash, Inc.	310,000	6,599,900
Minerals Technologies, Inc.	120,000	4,790,400
Olin Corp.	175,000	3,778,250
OM Group, Inc.(1)	105,000	2,331,000
Sensient Technologies Corp.	120,000	4,267,200
Tredegar Corp.	275,000	5,615,500

Tronox Ltd. Class A	205,000	3,741,250
W.R. Grace & Co.(1)	25,000	1,680,750

		44,684,550

COMMERCIAL BANKS — 10.5%
American National Bankshares, Inc.	321,157	6,484,160
BancorpSouth, Inc.	190,000	2,762,600
BankUnited, Inc.	990,000	24,195,600
BOK Financial Corp.	85,000	4,629,100
Boston Private Financial Holdings, Inc.	700,000	6,307,000
Cathay General Bancorp.	455,000	8,872,500
City National Corp.	45,000	2,228,400
Commerce Bancshares, Inc.	141,750	4,969,755
Community Bank System, Inc.	110,000	3,009,600
Cullen/Frost Bankers, Inc.	110,000	5,969,700
CVB Financial Corp.	325,869	3,389,038
F.N.B. Corp.	325,000	3,451,500
First Horizon National Corp.	865,000	8,572,150
First Interstate Bancsystem, Inc.	250,000	3,857,500
First Niagara Financial Group, Inc.	1,065,000	8,445,450
Fulton Financial Corp.	500,000	4,805,000
Heritage Financial Corp.	425,000	6,243,250
IBERIABANK Corp.	160,000	7,859,200
Lakeland Financial Corp.	195,000	5,038,800
MB Financial, Inc.	197,646	3,903,508
National Bankshares, Inc.	196,942	6,378,951
Old National Bancorp.	367,703	4,364,635
Pacific Continental Corp.	440,000	4,281,200
Park Sterling Corp.(1)	850,000	4,445,500
Popular, Inc.(1)	540,000	11,226,600
Prosperity Bancshares, Inc.	150,000	6,300,000
Signature Bank(1)	60,000	4,280,400
Susquehanna Bancshares, Inc.	625,000	6,550,000
TCF Financial Corp.	360,000	4,374,000
Trico Bancshares	150,000	2,512,500
United Bankshares, Inc.	100,000	2,432,000
Washington Banking Co.	255,000	3,473,100
Webster Financial Corp.	90,000	1,849,500

		187,462,197

COMMERCIAL SERVICES AND SUPPLIES — 0.9%
Corrections Corp. of America	205,000	7,271,350
Metalico, Inc.(1)	550,000	1,078,000
SYKES Enterprises, Inc.(1)	495,000	7,533,900

		15,883,250

COMMUNICATIONS EQUIPMENT — 0.8%
Bel Fuse, Inc., Class B	305,000	5,962,750
Finisar Corp.(1)	255,000	4,156,500
Polycom, Inc.(1)	405,000	4,236,300

		14,355,550

COMPUTERS AND PERIPHERALS — 0.1%
QLogic Corp.(1)	265,000	2,578,450

CONSTRUCTION AND ENGINEERING — 0.8%
EMCOR Group, Inc.	190,000	6,575,900
Granite Construction, Inc.	120,000	4,034,400
Pike Electric Corp.	355,000	3,390,250

		14,000,550

CONTAINERS AND PACKAGING — 1.6%
Bemis Co., Inc.	240,000	8,030,400
Graphic Packaging Holding Co.(1)	970,000	6,266,200
Sealed Air Corp.	425,000	7,441,750
Silgan Holdings, Inc.	175,000	7,278,250

		29,016,600

DISTRIBUTORS — 0.2%
Core-Mark Holding Co., Inc.	56,842	2,691,469

DIVERSIFIED CONSUMER SERVICES — 0.9%
Sotheby's	290,000	9,749,800
Steiner Leisure, Ltd.(1)	145,000	6,987,550

		16,737,350

DIVERSIFIED FINANCIAL SERVICES — 0.5%
Compass Diversified Holdings	185,000	2,721,350
PHH Corp.(1)	250,000	5,687,500

		8,408,850

ELECTRIC UTILITIES — 2.4%
El Paso Electric Co.	281,251	8,974,719
Empire District Electric Co. (The)	42,160	859,221
Great Plains Energy, Inc.	705,000	14,318,550
IDACORP, Inc.	145,000	6,285,750
Portland General Electric Co.	240,000	6,566,400
Westar Energy, Inc.	210,000	6,010,200

		43,014,840

ELECTRICAL EQUIPMENT — 0.7%
Belden, Inc.	120,000	5,398,800
Encore Wire Corp.	215,000	6,516,650

		11,915,450

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 3.1%
Coherent, Inc.	90,000	4,555,800
FLIR Systems, Inc.	565,000	12,605,150
Ingram Micro, Inc. Class A(1)	485,000	8,206,200
IPG Photonics Corp.	75,027	5,000,549
Jabil Circuit, Inc.	230,000	4,436,700
Littelfuse, Inc.	180,000	11,107,800
Methode Electronics, Inc.	355,000	3,560,650
Park Electrochemical Corp.	200,000	5,146,000

		54,618,849

ENERGY EQUIPMENT AND SERVICES — 1.8%
Bristow Group, Inc.	80,000	4,292,800
Heckmann Corp.(1)	1,124,949	4,533,545
Helix Energy Solutions Group, Inc.(1)	135,000	2,786,400

Hornbeck Offshore Services, Inc.(1)	219,963	7,553,529
Key Energy Services, Inc.(1)	765,000	5,316,750
Tetra Technologies, Inc.(1)	715,000	5,426,850
Unit Corp.(1)	60,000	2,703,000

		32,612,874

FOOD AND STAPLES RETAILING — 0.8%
Harris Teeter Supermarkets, Inc.	45,000	1,735,200
Village Super Market, Inc., Class A	136,959	4,500,473
Weis Markets, Inc.	200,800	7,865,336

		14,101,009

FOOD PRODUCTS — 1.0%
Dole Food Co., Inc.(1)	305,000	3,498,350
J&J Snack Foods Corp.	100,000	6,394,000
Ralcorp Holdings, Inc.(1)	40,000	3,586,000
Snyders-Lance, Inc.	145,000	3,495,950

		16,974,300

GAS UTILITIES — 0.8%
Laclede Group, Inc. (The)	105,000	4,054,050
South Jersey Industries, Inc.	70,054	3,525,818
Southwest Gas Corp.	150,000	6,361,500

		13,941,368

HEALTH CARE EQUIPMENT AND SUPPLIES — 2.5%
ICU Medical, Inc.(1)	55,000	3,351,150
Integra LifeSciences Holdings Corp.(1)	90,000	3,507,300
Orthofix International NV(1)	230,000	9,045,900
Utah Medical Products, Inc.	160,000	5,768,000
Young Innovations, Inc.(2)	575,000	22,660,750

		44,333,100

HEALTH CARE PROVIDERS AND SERVICES — 2.6%
Community Health Systems, Inc.	130,000	3,996,200
Health Management Associates, Inc., Class A(1)	390,000	3,634,800
HealthSouth Corp.(1)	325,000	6,860,750
LifePoint Hospitals, Inc.(1)	125,000	4,718,750
Magellan Health Services, Inc.(1)	55,000	2,695,000
National Healthcare Corp.	105,000	4,937,100
Owens & Minor, Inc.	320,000	9,123,200
PSS World Medical, Inc.(1)	125,000	3,610,000
VCA Antech, Inc.(1)	335,000	7,051,750

		46,627,550

HEALTH CARE TECHNOLOGY — 0.2%
Allscripts Healthcare Solutions, Inc.(1)	450,000	4,239,000

HOTELS, RESTAURANTS AND LEISURE — 1.4%
Bob Evans Farms, Inc.	65,000	2,613,000
CEC Entertainment, Inc.	95,000	3,153,050
Life Time Fitness, Inc.(1)	95,000	4,674,950
Orient-Express Hotels Ltd. Class A(1)	400,000	4,676,000
Vail Resorts, Inc.	100,000	5,409,000

WMS Industries, Inc.(1)	275,000	4,812,500

		25,338,500

HOUSEHOLD DURABLES — 1.8%
Cavco Industries, Inc.(1)	170,000	8,496,600
CSS Industries, Inc.	285,000	6,238,650
Helen of Troy Ltd.(1)	110,000	3,672,900
M.D.C. Holdings, Inc.	185,000	6,800,600
Tupperware Brands Corp.	115,000	7,371,500

		32,580,250

HOUSEHOLD PRODUCTS — 0.1%
Central Garden and Pet Co.(1)	210,000	2,194,500

INSURANCE — 5.2%
Alterra Capital Holdings Ltd.	315,000	8,879,850
American Equity Investment Life Holding Co.	260,000	3,174,600
Aspen Insurance Holdings Ltd.	175,000	5,614,000
Baldwin & Lyons, Inc., Class B	305,000	7,277,300
Hanover Insurance Group, Inc. (The)	105,000	4,067,700
HCC Insurance Holdings, Inc.	580,000	21,581,800
Infinity Property & Casualty Corp.	174,991	10,191,476
National Financial Partners Corp.(1)	310,000	5,313,400
Platinum Underwriters Holdings Ltd.	155,000	7,130,000
Primerica, Inc.	125,000	3,751,250
ProAssurance Corp.	80,000	3,375,200
Symetra Financial Corp.	305,000	3,958,900
United Fire Group, Inc.	340,000	7,425,600

		91,741,076

IT SERVICES — 2.1%
Convergys Corp.	240,000	3,938,400
DST Systems, Inc.	290,000	17,574,000
Global Payments, Inc.	295,000	13,363,500
NeuStar, Inc., Class A(1)	65,000	2,725,450

		37,601,350

LEISURE EQUIPMENT AND PRODUCTS — 0.5%
Brunswick Corp.	195,000	5,672,550
Sturm Ruger & Co., Inc.	60,000	2,724,000

		8,396,550

MACHINERY — 4.1%
Actuant Corp., Class A	30,000	837,300
Altra Holdings, Inc.	505,000	11,135,250
Barnes Group, Inc.	215,000	4,828,900
Briggs & Stratton Corp.	295,000	6,218,600
Dynamic Materials Corp.	413,347	5,745,523
FreightCar America, Inc.	230,000	5,156,600
Gardner Denver, Inc.	50,000	3,425,000
IDEX Corp.	155,000	7,212,150
Kaydon Corp.	380,000	9,093,400
Kennametal, Inc.	320,000	12,800,000
Lincoln Electric Holdings, Inc.	70,000	3,407,600

Mueller Industries, Inc., Class A	65,000	3,251,950

		73,112,273

MEDIA — 1.9%
Belo Corp. Class A	975,000	7,478,250
Entercom Communications Corp., Class A(1)	975,000	6,805,500
Entravision Communications Corp., Class A	3,840,000	6,374,400
LIN TV Corp., Class A(1)	1,120,000	8,433,600
Nexstar Broadcasting Group, Inc. Class A(1)	462,758	4,900,607

		33,992,357

METALS AND MINING — 2.6%
Carpenter Technology Corp.	105,000	5,421,150
Century Aluminum Co.(1)	455,203	3,987,578
Coeur d'Alene Mines Corp.(1)	155,000	3,813,000
Compass Minerals International, Inc.	165,000	12,327,150
Globe Specialty Metals, Inc.	155,000	2,131,250
Haynes International, Inc.	65,000	3,371,550
Hecla Mining Co.	250,000	1,457,500
Kaiser Aluminum Corp.	45,000	2,776,050
Schnitzer Steel Industries, Inc. Class A	260,000	7,885,800
Titanium Metals Corp.	165,000	2,724,150

		45,895,178

MULTI-UTILITIES — 0.7%
Avista Corp.	315,000	7,594,650
NorthWestern Corp.	115,000	3,993,950

		11,588,600

MULTILINE RETAIL — 0.4%
Saks, Inc.(1)	595,000	6,253,450

OIL, GAS AND CONSUMABLE FUELS — 5.4%
Alliance Resource Partners LP	135,000	7,839,450
Alon USA Energy, Inc.	355,000	6,421,950
Berry Petroleum Co., Class A	165,000	5,535,750
Bill Barrett Corp.(1)	155,000	2,757,450
Bonanza Creek Energy, Inc.(1)	251,151	6,979,486
EQT Midstream Partners LP	225,015	7,009,217
Gulfport Energy Corp.(1)	165,000	6,306,300
Hugoton Royalty Trust	565,000	4,130,150
Pacific Coast Oil Trust	545,000	9,450,300
PBF Energy, Inc.(1)	145,000	4,212,250
PDC Energy, Inc.(1)	35,046	1,163,878
SandRidge Mississippian Trust II	160,000	2,603,200
Swift Energy Co.(1)	165,000	2,539,350
Vaalco Energy, Inc.(1)	670,000	5,795,500
W&T Offshore, Inc.	155,000	2,484,650
Western Refining, Inc.	715,000	20,155,850

		95,384,731

PAPER AND FOREST PRODUCTS — 0.9%
Buckeye Technologies, Inc.	95,000	2,727,450
Clearwater Paper Corp.(1)	225,000	8,811,000

KapStone Paper and Packaging Corp.	210,000	4,659,900

		16,198,350

PERSONAL PRODUCTS — 0.1%
Inter Parfums, Inc.	130,000	2,529,800

PHARMACEUTICALS — 0.2%
Impax Laboratories, Inc.(1)	155,000	3,175,950

PROFESSIONAL SERVICES — 0.9%
CDI Corp.	565,000	9,678,450
Kforce, Inc.	445,000	6,376,850

		16,055,300

REAL ESTATE INVESTMENT TRUSTS (REITs) — 8.9%
American Campus Communities, Inc.	65,000	2,998,450
Apollo Commercial Real Estate Finance, Inc.	210,000	3,408,300
Associated Estates Realty Corp.	300,000	4,836,000
BioMed Realty Trust, Inc.	375,000	7,248,750
Campus Crest Communities, Inc.	680,000	8,336,800
Capstead Mortgage Corp.	290,000	3,326,300
Chimera Investment Corp.	1,175,000	3,066,750
Colony Financial, Inc.	195,000	3,802,500
CommonWealth REIT	225,000	3,564,000
CreXus Investment Corp.	280,000	3,430,000
DiamondRock Hospitality Co.	1,020,000	9,180,000
Equity Lifestyle Properties, Inc.	65,000	4,373,850
First Industrial Realty Trust, Inc.(1)	270,000	3,801,600
Government Properties Income Trust	115,000	2,756,550
Hatteras Financial Corp.	135,000	3,349,350
Healthcare Realty Trust, Inc.	140,000	3,361,400
Hersha Hospitality Trust	1,775,000	8,875,000
Highwoods Properties, Inc.	135,000	4,515,750
LaSalle Hotel Properties	385,000	9,775,150
Lexington Realty Trust	735,000	7,680,750
Mack-Cali Realty Corp.	300,000	7,833,000
Medical Properties Trust, Inc.	190,000	2,272,400
MFA Financial, Inc.	425,000	3,446,750
National Retail Properties, Inc.	85,000	2,652,000
Newcastle Investment Corp.	305,000	2,647,400
PS Business Parks, Inc.	90,000	5,848,200
RLJ Lodging Trust	315,000	6,101,550
Sabra Health Care REIT, Inc.	270,164	5,867,962
Summit Hotel Properties, Inc.	285,000	2,707,500
Sun Communities, Inc.	90,000	3,590,100
Sunstone Hotel Investors, Inc.(1)	455,000	4,873,050
Urstadt Biddle Properties, Inc., Class A	305,000	6,002,400
Washington Real Estate Investment Trust	145,000	3,791,750

		159,321,312

ROAD AND RAIL — 1.4%
Celadon Group, Inc.	380,000	6,866,600
Heartland Express, Inc.	505,000	6,600,350
Marten Transport Ltd.	440,000	8,091,600

Werner Enterprises, Inc.	165,000	3,575,550

		25,134,100

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.8%
Cypress Semiconductor Corp.	955,000	10,352,200
Diodes, Inc.(1)	395,000	6,853,250
Intersil Corp., Class A	595,000	4,932,550
M/A-COM Technology Solutions Holdings, Inc.(1)	440,000	6,586,800
MKS Instruments, Inc.	310,000	7,991,800
Nanometrics, Inc.(1)	750,000	10,815,000
ON Semiconductor Corp.(1)	1,020,000	7,191,000
Semtech Corp.(1)	100,000	2,895,000
Spansion, Inc., Class A(1)	765,000	10,641,150

		68,258,750

SOFTWARE — 1.9%
Compuware Corp.(1)	580,000	6,304,600
Mentor Graphics Corp.(1)	220,000	3,744,400
Parametric Technology Corp.(1)	205,000	4,614,550
Websense, Inc.(1)	1,320,000	19,852,800

		34,516,350

SPECIALTY RETAIL — 3.5%
American Eagle Outfitters, Inc.	125,000	2,563,750
ANN, Inc.(1)	175,000	5,922,000
Asbury Automotive Group, Inc.(1)	230,000	7,366,900
Cabela's, Inc.(1)	145,000	6,053,750
Chico's FAS, Inc.	340,000	6,276,400
Destination Maternity Corp.	265,000	5,713,400
Genesco, Inc.(1)	200,000	11,000,000
Lithia Motors, Inc., Class A	75,000	2,806,500
Men's Wearhouse, Inc. (The)	115,000	3,583,400
OfficeMax, Inc.	365,000	3,562,400
Rue21, Inc.(1)	260,000	7,381,400

		62,229,900

TEXTILES, APPAREL AND LUXURY GOODS — 1.8%
Crocs, Inc.(1)	435,000	6,259,650
Culp, Inc.	510,000	7,655,100
True Religion Apparel, Inc.	135,000	3,431,700
Vera Bradley, Inc.(1)	585,000	14,683,500

		32,029,950

THRIFTS AND MORTGAGE FINANCE — 2.1%
Brookline Bancorp., Inc.	405,000	3,442,500
Capitol Federal Financial, Inc.	635,000	7,423,150
Flushing Financial Corp.	255,000	3,911,700
Oritani Financial Corp.	285,000	4,366,200
Provident Financial Services, Inc.	265,000	3,953,800
Simplicity Bancorp, Inc.	215,000	3,214,250
ViewPoint Financial Group, Inc.	365,000	7,643,100
Washington Federal, Inc.	210,000	3,542,700

		37,497,400

TRADING COMPANIES AND DISTRIBUTORS — 0.9%
Applied Industrial Technologies, Inc.	100,000	4,201,000
Erickson Air-Crane, Inc.(1)(2)	536,913	4,526,177
Kaman Corp.	195,000	7,176,000

		15,903,177

WATER UTILITIES — 0.3%
Artesian Resources Corp., Class A	220,000	4,934,600

TOTAL COMMON STOCKS (Cost $1,473,509,344)		1,682,923,460

CONVERTIBLE PREFERRED STOCKS — 2.4%

HOUSEHOLD DURABLES — 0.4%
Beazer Homes USA, Inc., 7.50%, 7/15/15	220,000	6,270,000

INSURANCE — 1.5%
Aspen Insurance Holdings Ltd., Series AHL, 5.625%	434,562	26,334,457

LEISURE EQUIPMENT AND PRODUCTS — 0.2%
Callaway Golf Co., Series B, 7.50%	43,733	4,324,100

TOBACCO — 0.3%
Universal Corp., 6.75%	4,770	5,450,918

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $35,268,219)		42,379,475

EXCHANGE-TRADED FUNDS — 1.0%

iShares Russell 2000 Index Fund (Cost $17,517,916)	210,000	17,700,900

PREFERRED STOCKS — 0.5%

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.5%
DuPont Fabros Technology, Inc., Series A, 7.875%	130,000	3,455,400
Inland Real Estate Corp., Series A, 8.125%	97,184	2,531,643
PS Business Parks, Inc., 6.45%	85,000	2,241,450

TOTAL PREFERRED STOCKS (Cost $7,909,395)		8,228,493

TEMPORARY CASH INVESTMENTS — 2.3%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.625% - 0.875%, 2/28/17 - 8/31/17, valued at $22,640,371), in a joint trading account at 0.12%, dated 12/31/12, due 1/2/13 (Delivery value $22,188,771)		22,188,623
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.75%, 8/15/41, valued at $11,328,291), in a joint trading account at 0.15%, dated 12/31/12, due 1/2/13 (Delivery value $11,094,404)		11,094,312
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $3,769,782), in a joint trading account at 0.12%, dated 12/31/12, due 1/2/13 (Delivery value $3,698,129)		3,698,104
SSgA U.S. Government Money Market Fund	4,822,842	4,822,842

TOTAL TEMPORARY CASH INVESTMENTS (Cost $41,803,881)		41,803,881

TOTAL INVESTMENT SECURITIES — 100.7% (Cost $1,576,008,755)	1,793,036,209

OTHER ASSETS AND LIABILITIES — (0.7)%	(11,942,623)

TOTAL NET ASSETS — 100.0%	$1,781,093,586

Notes to Schedule of Investments
(1)	Non-income producing.
(2)
Affiliated Company: the fund’s holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)

Investment Securities
Common Stocks	1,682,923,460	—	—
Convertible Preferred Stocks	—	42,379,475	—
Exchange-Traded Funds	17,700,900	—	—
Preferred Stocks	—	8,228,493	—
Temporary Cash Investments	4,822,842	36,981,039	—

Total Value of Investment Securities	1,705,447,202	87,589,007	—

3. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the nine months ended December 31, 2012 follows:

						December 31, 2012
Company	March 31, 2012 Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Dividend Income	Share Balance	Market Value

Culp, Inc.(2)	480,000	$1,594,698	$1,411,142	$126,776	$299,450	510,000	(2)
Erickson Air-Crane, Inc.(1)	—	4,206,562	91,035	(11,763)	—	536,913	$4,526,177
Primo Water Corp.(1)(2)	1,200,000	—	5,259,662	(3,639,126)	—	—	—
Young Innovations, Inc.	655,000	1,943,162	3,837,734	1,214,366	74,800	575,000	22,660,750
		$7,744,422	$10,599,573	$(2,309,747)	$374,250		$27,186,927

(1) Non-income producing.
(2) Company was not an affiliate at December 31, 2012.

4. Federal Tax Information

As of December 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,623,038,021
Gross tax appreciation of investments	$203,886,578
Gross tax depreciation of investments	(33,888,390)
Net tax appreciation (depreciation) of investments	$169,998,188

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

NT Mid Cap Value Fund

December 31, 2012

NT Mid Cap Value - Schedule of Investments
DECEMBER 31, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

COMMON STOCKS — 93.9%

AEROSPACE AND DEFENSE — 2.8%
General Dynamics Corp.	66,698	4,620,170
L-3 Communications Holdings, Inc.	8,901	681,995
Northrop Grumman Corp.	46,725	3,157,675
Rockwell Collins, Inc.	30,228	1,758,363

		10,218,203

AIRLINES — 0.8%
Southwest Airlines Co.	278,648	2,853,356

AUTO COMPONENTS — 0.4%
Autoliv, Inc.	23,707	1,597,615

BEVERAGES — 0.9%
Dr Pepper Snapple Group, Inc.	74,851	3,306,917

CAPITAL MARKETS — 4.4%
Charles Schwab Corp. (The)	257,229	3,693,808
Franklin Resources, Inc.	8,888	1,117,222
Northern Trust Corp.	197,113	9,887,188
State Street Corp.	23,955	1,126,125

		15,824,343

CHEMICALS — 0.2%
Minerals Technologies, Inc.	15,240	608,381

COMMERCIAL BANKS — 6.0%
Comerica, Inc.	122,043	3,702,785
Commerce Bancshares, Inc.	128,443	4,503,212
Cullen/Frost Bankers, Inc.	35,941	1,950,518
KeyCorp	257,660	2,169,497
PNC Financial Services Group, Inc.	80,984	4,722,177
SunTrust Banks, Inc.	64,459	1,827,413
Westamerica Bancorp.	63,882	2,720,734

		21,596,336

COMMERCIAL SERVICES AND SUPPLIES — 5.8%
ADT Corp. (The)	66,098	3,072,896
Corrections Corp. of America	30,385	1,077,756
Republic Services, Inc.	400,609	11,749,862
Tyco International Ltd.	114,676	3,354,273
Waste Management, Inc.	49,456	1,668,645

		20,923,432

COMPUTERS AND PERIPHERALS — 1.1%
SanDisk Corp.(1)	44,023	1,917,642
Western Digital Corp.	46,393	1,971,238

		3,888,880

CONTAINERS AND PACKAGING — 1.3%
Bemis Co., Inc.	86,976	2,910,217
Sonoco Products Co.	64,554	1,919,190

		4,829,407

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.8%
CenturyLink, Inc.	69,486	2,718,292
tw telecom, inc., Class A(1)	143,238	3,648,272

		6,366,564

ELECTRIC UTILITIES — 7.5%
Empire District Electric Co. (The)	156,893	3,197,480
Great Plains Energy, Inc.	307,593	6,247,214
IDACORP, Inc.	43,209	1,873,110
Northeast Utilities	53,962	2,108,835
NV Energy, Inc.	128,521	2,331,371
Portland General Electric Co.	91,198	2,495,177
Westar Energy, Inc.	149,244	4,271,363
Xcel Energy, Inc.	166,449	4,445,853

		26,970,403

ELECTRICAL EQUIPMENT — 1.6%
ABB Ltd. ADR	157,162	3,267,398
Brady Corp., Class A	45,741	1,527,749
Emerson Electric Co.	17,625	933,420

		5,728,567

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 1.1%
Molex, Inc., Class A	60,269	1,345,204
TE Connectivity Ltd.	74,895	2,780,102

		4,125,306

ENERGY EQUIPMENT AND SERVICES — 0.5%
Helmerich & Payne, Inc.	31,516	1,765,211

FOOD AND STAPLES RETAILING — 0.7%
SYSCO Corp.	77,310	2,447,635

FOOD PRODUCTS — 3.5%
Campbell Soup Co.	26,715	932,086
ConAgra Foods, Inc.	61,036	1,800,562
General Mills, Inc.	87,172	3,522,621
Kellogg Co.	45,490	2,540,617
Kraft Foods Group, Inc.	81,339	3,698,484

		12,494,370

GAS UTILITIES — 1.6%
AGL Resources, Inc.	123,901	4,952,323
WGL Holdings, Inc.	24,907	976,105

		5,928,428

HEALTH CARE EQUIPMENT AND SUPPLIES — 7.4%
Becton, Dickinson and Co.	48,056	3,757,499
Boston Scientific Corp.(1)	334,097	1,914,376
CareFusion Corp.(1)	230,739	6,594,520
Medtronic, Inc.	61,321	2,515,387
STERIS Corp.	86,305	2,997,373
Stryker Corp.	75,916	4,161,715
Zimmer Holdings, Inc.	73,407	4,893,311

		26,834,181

HEALTH CARE PROVIDERS AND SERVICES — 3.4%
CIGNA Corp.	34,298	1,833,571
Humana, Inc.	39,348	2,700,453
LifePoint Hospitals, Inc.(1)	117,682	4,442,496
Patterson Cos., Inc.	92,671	3,172,128

		12,148,648

HOTELS, RESTAURANTS AND LEISURE — 2.1%
Carnival Corp.	40,364	1,484,184
CEC Entertainment, Inc.	82,948	2,753,044
International Game Technology	158,270	2,242,686
International Speedway Corp., Class A	33,388	922,177

		7,402,091

HOUSEHOLD PRODUCTS — 1.0%
Clorox Co.	26,818	1,963,614
Kimberly-Clark Corp.	21,434	1,809,673

		3,773,287

INDUSTRIAL CONGLOMERATES — 0.9%
Koninklijke Philips Electronics NV	125,883	3,377,227

INSURANCE — 9.6%
ACE Ltd.	39,134	3,122,893
Allstate Corp. (The)	56,931	2,286,918
Aon plc	64,239	3,571,688
Chubb Corp. (The)	65,434	4,928,489
HCC Insurance Holdings, Inc.	120,876	4,497,796
Marsh & McLennan Cos., Inc.	112,402	3,874,497
Principal Financial Group, Inc.	47,263	1,347,941
Reinsurance Group of America, Inc.	67,771	3,627,104
Symetra Financial Corp.	142,012	1,843,316
Travelers Cos., Inc. (The)	38,579	2,770,744
Unum Group	122,869	2,558,132

		34,429,518

LEISURE EQUIPMENT AND PRODUCTS — 0.5%
Hasbro, Inc.	50,965	1,829,644

LIFE SCIENCES TOOLS AND SERVICES — 0.9%
Agilent Technologies, Inc.	46,445	1,901,458
Life Technologies Corp.(1)	24,948	1,224,448

		3,125,906

MACHINERY — 2.4%
ITT Corp.	169,311	3,972,036
Kaydon Corp.	105,118	2,515,474
Woodward, Inc.	60,609	2,311,021

		8,798,531

METALS AND MINING — 1.5%
Newmont Mining Corp.	77,686	3,607,738
Nucor Corp.	38,835	1,676,895

		5,284,633

MULTI-UTILITIES — 1.8%
PG&E Corp.	132,900	5,339,922

Wisconsin Energy Corp.	32,797	1,208,569

		6,548,491

MULTILINE RETAIL — 0.8%
Target Corp.	49,594	2,934,477

OIL, GAS AND CONSUMABLE FUELS — 7.0%
Apache Corp.	35,118	2,756,763
Devon Energy Corp.	62,578	3,256,559
EQT Corp.	39,687	2,340,739
Imperial Oil Ltd.	192,921	8,287,438
Murphy Oil Corp.	53,346	3,176,754
Peabody Energy Corp.	51,553	1,371,825
Southwestern Energy Co.(1)	70,684	2,361,553
Spectra Energy Partners LP	54,200	1,692,666

		25,244,297

PHARMACEUTICALS — 0.8%
Hospira, Inc.(1)	95,766	2,991,730

REAL ESTATE INVESTMENT TRUSTS (REITs) — 3.0%
American Tower Corp.	44,795	3,461,309
HCP, Inc.	57,765	2,609,823
Piedmont Office Realty Trust, Inc., Class A	230,836	4,166,590
Weyerhaeuser Co.	24,032	668,570

		10,906,292

ROAD AND RAIL — 0.8%
Heartland Express, Inc.	225,571	2,948,213

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 4.0%
Analog Devices, Inc.	37,181	1,563,833
Applied Materials, Inc.	516,683	5,910,854
KLA-Tencor Corp.	36,110	1,724,614
Microchip Technology, Inc.	44,373	1,446,116
Teradyne, Inc.(1)	212,123	3,582,757

		14,228,174

SPECIALTY RETAIL — 1.4%
Lowe's Cos., Inc.	144,160	5,120,563

THRIFTS AND MORTGAGE FINANCE — 1.9%
Capitol Federal Financial, Inc.	265,246	3,100,726
People's United Financial, Inc.	299,364	3,619,311

		6,720,037

WIRELESS TELECOMMUNICATION SERVICES — 0.7%
Rogers Communications, Inc., Class B	52,565	2,386,484

TOTAL COMMON STOCKS (Cost $303,869,446)		338,505,778

EXCHANGE-TRADED FUNDS — 3.5%

iShares Russell Midcap Value Index Fund (Cost $11,919,869)	251,931	12,657,014

TEMPORARY CASH INVESTMENTS — 3.2%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.625% - 0.875%, 2/28/17 - 8/31/17, valued at $6,188,325), in a joint trading account at 0.12%, dated 12/31/12, due 1/2/13 (Delivery value $6,064,888)		6,064,848
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.75%, 8/15/41, valued at $3,096,378), in a joint trading account at 0.15%, dated 12/31/12, due 1/2/13 (Delivery value $3,032,449)		3,032,424
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $1,030,400), in a joint trading account at 0.12%, dated 12/31/12, due 1/2/13 (Delivery value $1,010,815)		1,010,808
SSgA U.S. Government Money Market Fund	1,318,244	1,318,244

TOTAL TEMPORARY CASH INVESTMENTS (Cost $11,426,324)		11,426,324

TOTAL INVESTMENT SECURITIES — 100.6% (Cost $327,215,639)		362,589,116

OTHER ASSETS AND LIABILITIES — (0.6)%		(2,102,950)

TOTAL NET ASSETS — 100.0%		$360,486,166

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Sell		Counterparty	Settlement Date	Value ($)	Unrealized Gain (Loss) ($)

9,015,821	CAD for USD	UBS AG	1/31/13	9,058,657	16,341
2,491,016	CHF for USD	Credit Suisse AG	1/31/13	2,724,969	(2,547)
2,145,361	EUR for USD	UBS AG	1/31/13	2,832,447	(2,404)
				14,616,073	11,390

(Value on Settlement Date $14,627,463)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)

Investment Securities
Domestic Common Stocks	319,589,616	—	—
Foreign Common Stocks	4,865,013	14,051,149	—
Exchange-Traded Funds	12,657,014	—	—
Temporary Cash Investments	1,318,244	10,108,080	—

Total Value of Investment Securities	338,429,887	24,159,229	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	11,390	—

3. Federal Tax Information

As of December 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$334,622,153
Gross tax appreciation of investments	$31,843,850
Gross tax depreciation of investments	(3,876,887)
Net tax appreciation (depreciation) of investments	$27,966,963

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Capital Portfolios, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	February 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	February 26, 2013

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	February 26, 2013